UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2015

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 4.7%
Honeywell International, Inc.	14,137	$1,338,631
MTU Aero Engines Holding AG	4,148	346,650
United Technologies Corp.	8,768	780,264

		$2,465,545

Airlines – 0.2%
Aena S.A. (a)	1,019	$112,440

Alcoholic Beverages – 6.0%
AmBev S.A.	50,968	$249,665
Carlsberg A.S., “B”	5,488	421,215
Diageo PLC	39,950	1,069,990
Heineken N.V.	8,770	707,923
Pernod Ricard S.A.	7,252	730,763

		$3,179,556

Apparel Manufacturers – 3.4%
Burberry Group PLC	13,317	$275,587
Compagnie Financiere Richemont S.A.	7,037	546,584
LVMH Moet Hennessy Louis Vuitton S.A.	5,885	1,000,851

		$1,823,022

Automotive – 0.9%
Delphi Automotive PLC	5,050	$384,002
Harley-Davidson, Inc.	1,763	96,789

		$480,791

Broadcasting – 7.9%
Omnicom Group, Inc.	7,348	$484,233
Time Warner, Inc.	18,993	1,305,769
Viacom, Inc., “B”	2,482	107,098
Walt Disney Co.	14,831	1,515,728
WPP PLC	37,418	777,174

		$4,190,002

Brokerage & Asset Managers – 1.6%
Deutsche Boerse AG	3,559	$306,335
Franklin Resources, Inc.	14,091	525,031

		$831,366

Business Services – 5.8%
Accenture PLC, “A”	14,594	$1,434,006
Adecco S.A.	6,847	500,563
Brenntag AG	4,326	232,823
Compass Group PLC	40,305	642,028
NOW, Inc. (a)(l)	3,246	48,041
PayPal Holdings, Inc. (a)	7,495	232,645

		$3,090,106

Cable TV – 2.2%
British Sky Broadcasting Group PLC	33,865	$534,833
Time Warner Cable, Inc.	3,356	601,966

		$1,136,799

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 2.2%
3M Co.	5,940	$842,114
Monsanto Co.	3,746	319,684

		$1,161,798

Computer Software – 2.2%
Check Point Software Technologies Ltd. (a)	3,368	$267,183
Oracle Corp.	25,154	908,562

		$1,175,745

Consumer Products – 6.6%
Colgate-Palmolive Co.	11,372	$721,667
International Flavors & Fragrances, Inc.	3,796	391,975
Reckitt Benckiser Group PLC	16,740	1,516,114
Svenska Cellulosa Aktiebolaget	31,205	871,657

		$3,501,413

Electrical Equipment – 3.7%
Amphenol Corp., “A”	7,211	$367,473
Legrand S.A.	9,807	519,809
Rockwell Automation, Inc.	1,214	123,185
Schneider Electric S.A.	9,789	547,021
W.W. Grainger, Inc.	1,812	389,598

		$1,947,086

Electronics – 2.1%
Hoya Corp.	12,100	$397,602
Microchip Technology, Inc.	9,481	408,536
Samsung Electronics Co. Ltd.	300	288,509

		$1,094,647

Energy – Independent – 0.3%
INPEX Corp.	18,600	$166,175

Food & Beverages – 6.0%
Danone S.A.	14,025	$884,188
Kellogg Co.	12,025	800,264
Nestle S.A.	19,543	1,468,833

		$3,153,285

Food & Drug Stores – 0.4%
Lawson, Inc.	2,600	$192,270

Gaming & Lodging – 0.6%
Sands China Ltd.	28,800	$87,595
William Hill PLC	30,792	163,405
Wynn Resorts Ltd.	1,170	62,150

		$313,150

Insurance – 0.4%
Swiss Re Ltd.	2,403	$206,126

Internet – 0.3%
eBay, Inc. (a)	7,495	$183,178

Major Banks – 5.5%
Bank of New York Mellon Corp.	22,906	$896,770
Goldman Sachs Group, Inc.	3,592	624,146

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Standard Chartered PLC	27,135	$263,039
State Street Corp.	16,938	1,138,403

		$2,922,358

Medical Equipment – 10.4%
DENTSPLY International, Inc.	8,802	$445,117
Medtronic PLC	11,886	795,649
Sonova Holding AG	2,211	284,485
St. Jude Medical, Inc.	11,193	706,166
Stryker Corp.	8,395	789,970
Thermo Fisher Scientific, Inc.	10,879	1,330,284
Waters Corp. (a)	4,380	517,760
Zimmer Biomet Holdings, Inc.	6,440	604,909

		$5,474,340

Network & Telecom – 0.7%
Cisco Systems, Inc.	13,820	$362,775

Oil Services – 1.4%
National Oilwell Varco, Inc.	5,469	$205,908
Schlumberger Ltd.	7,573	522,310

		$728,218

Other Banks & Diversified Financials – 7.8%
American Express Co.	11,130	$825,067
Credicorp Ltd.	815	86,683
Erste Group Bank AG (a)	8,270	239,709
Grupo Financiero Banorte S.A. de C.V.	37,575	184,042
Itau Unibanco Holding S.A., ADR	21,684	143,548
Julius Baer Group Ltd.	7,206	326,954
Kasikornbank Co. Ltd.	25,800	121,199
Komercni Banka A.S.	513	111,101
Sberbank of Russia, ADR	8,194	40,441
UBS AG	40,475	747,953
Visa, Inc., “A”	18,480	1,287,317

		$4,114,014

Pharmaceuticals – 4.5%
Bayer AG	9,084	$1,161,720
Johnson & Johnson	3,828	357,344
Merck KGaA	4,909	433,834
Roche Holding AG	1,673	441,167

		$2,394,065

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 2.3%
Canadian National Railway Co. (l)	16,420	$931,999
Union Pacific Corp.	3,029	267,794

		$1,199,793

Restaurants – 1.0%
McDonald’s Corp.	4,055	$399,539
Whitbread PLC	1,532	108,182

		$507,721

Specialty Chemicals – 4.2%
Akzo Nobel N.V.	9,789	$634,308
L’Air Liquide S.A.	2,419	285,571
Linde AG	5,207	843,363
Praxair, Inc.	4,506	458,981

		$2,222,223

Specialty Stores – 2.4%
AutoZone, Inc. (a)	701	$507,405
Hermes International	285	103,499
Sally Beauty Holdings, Inc. (a)	13,731	326,111
Urban Outfitters, Inc. (a)	11,518	338,399

		$1,275,414

Trucking – 1.6%
United Parcel Service, Inc., “B”	8,537	$842,517

Total Common Stocks		$52,447,938

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	416,774	$416,774

COLLATERAL FOR SECURITIES LOANED – 1.3%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	713,929	$713,929

Total Investments		$53,578,641

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(736,972)

Net Assets – 100.0%		$52,841,669

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,923,232	$—	$—	$28,923,232
United Kingdom	5,350,352	—	—	5,350,352
Switzerland	4,522,665	—	—	4,522,665
France	4,071,701	—	—	4,071,701
Germany	3,324,724	—	—	3,324,724
Netherlands	1,342,230	—	—	1,342,230
Canada	931,999	—	—	931,999
Sweden	871,657	—	—	871,657
Japan	—	756,047	—	756,047
Other Countries	1,977,227	376,104	—	2,353,331
Mutual Funds	1,130,703	—	—	1,130,703
Total Investments	$52,446,490	$1,132,151	$—	$53,578,641

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $16,227,447 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$37,843,027
Gross unrealized appreciation	17,523,602
Gross unrealized depreciation	(1,787,988)
Net unrealized appreciation (depreciation)	$15,735,614

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	390,900	7,326,785	(7,300,911)	416,774

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$302	$416,774

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	55.5%
United Kingdom	10.1%
Switzerland	8.5%
France	7.7%
Germany	6.3%
Netherlands	2.5%
Canada	1.8%
Sweden	1.7%
Japan	1.4%
Other Countries	4.5%

4

QUARTERLY REPORT

September 30, 2015

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 0.6%
Honeywell International, Inc.	68,745	$6,509,464
Rockwell Collins, Inc.	28,390	2,323,438

		$8,832,902

Airlines – 0.1%
Spirit Airlines, Inc. (a)	41,549	$1,965,268

Alcoholic Beverages – 1.6%
Constellation Brands, Inc., “A”	144,694	$18,117,136
Pernod Ricard S.A.	36,540	3,682,030

		$21,799,166

Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	22,471	$3,821,603
NIKE, Inc., “B”	112,791	13,869,909
PVH Corp.	46,526	4,742,860
VF Corp.	189,056	12,895,510

		$35,329,882

Biotechnology – 5.6%
Alexion Pharmaceuticals, Inc. (a)	94,640	$14,800,750
Biogen, Inc. (a)	54,380	15,868,628
Celgene Corp. (a)	190,671	20,624,882
Gilead Sciences, Inc.	65,410	6,422,608
Regeneron Pharmaceuticals, Inc. (a)	33,388	15,530,094
Vertex Pharmaceuticals, Inc. (a)	48,963	5,099,007

		$78,345,969

Broadcasting – 0.8%
Time Warner, Inc.	85,098	$5,850,487
Twenty-First Century Fox, Inc.	194,029	5,234,902

		$11,085,389

Brokerage & Asset Managers – 3.4%
Affiliated Managers Group, Inc. (a)	20,938	$3,580,189
BlackRock, Inc.	29,720	8,840,808
Charles Schwab Corp.	330,234	9,431,483
Intercontinental Exchange, Inc.	109,430	25,714,956

		$47,567,436

Business Services – 5.4%
Cognizant Technology Solutions Corp., “A” (a)	373,864	$23,407,625
Equifax, Inc.	88,269	8,577,981
Fiserv, Inc. (a)	187,465	16,236,344
FleetCor Technologies, Inc. (a)	84,254	11,595,035
IMS Health Holdings, Inc. (a)	86,738	2,524,076
Realogy Holdings Corp. (a)	121,744	4,581,227
Verisk Analytics, Inc., “A” (a)	115,278	8,520,197

		$75,442,485

Cable TV – 1.3%
Comcast Corp., “Special A”	314,954	$18,027,967

Chemicals – 0.7%
Monsanto Co.	121,825	$10,396,545

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.8%
Adobe Systems, Inc. (a)	358,646	$29,487,874
Akamai Technologies, Inc. (a)	40,501	2,796,999
Intuit, Inc.	135,845	12,056,244
Salesforce.com, Inc. (a)	337,248	23,415,129

		$67,756,246

Computer Software – Systems – 3.5%
Apple, Inc.	366,489	$40,423,737
EMC Corp.	121,632	2,938,629
Sabre Corp.	205,096	5,574,509

		$48,936,875

Construction – 2.1%
Sherwin-Williams Co.	77,725	$17,315,576
Vulcan Materials Co.	138,066	12,315,487

		$29,631,063

Consumer Products – 1.8%
Colgate-Palmolive Co.	188,496	$11,961,956
Estee Lauder Cos., Inc., “A”	160,663	12,962,291

		$24,924,247

Consumer Services – 1.9%
Priceline Group, Inc. (a)	21,098	$26,095,272

Electrical Equipment – 3.6%
AMETEK, Inc.	287,055	$15,018,718
Danaher Corp.	423,267	36,066,581

		$51,085,299

Electronics – 1.6%
Avago Technologies Ltd.	139,422	$17,429,144
NVIDIA Corp.	88,709	2,186,677
NXP Semiconductors N.V. (a)	33,807	2,943,575

		$22,559,396

Energy – Independent – 0.1%
Anadarko Petroleum Corp.	22,146	$1,337,397

Entertainment – 1.8%
Netflix, Inc. (a)	240,338	$24,817,302

Food & Beverages – 1.9%
Danone S.A.	96,555	$6,087,183
Mead Johnson Nutrition Co., “A”	105,860	7,452,544
Mondelez International, Inc.	317,111	13,277,438

		$26,817,165

Food & Drug Stores – 1.7%
CVS Health Corp.	248,116	$23,938,232

Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	120,931	$8,247,494
Wynn Resorts Ltd.	15,127	803,546

		$9,051,040

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 3.7%
Costco Wholesale Corp.	153,124	$22,137,137
Dollar General Corp.	222,671	16,130,287
Dollar Tree, Inc. (a)	207,851	13,855,348

		$52,122,772

Internet – 10.3%
Alibaba Group Holding Ltd., ADR (a)	22,128	$1,304,888
Alphabet, Inc., “A”	72,253	46,124,148
Alphabet, Inc., “C”	62,292	37,899,699
Facebook, Inc., “A “ (a)	501,078	45,046,912
LinkedIn Corp., “A” (a)	74,173	14,102,512

		$144,478,159

Machinery & Tools – 0.9%
Roper Technologies, Inc.	83,188	$13,035,560

Major Banks – 0.2%
Morgan Stanley	110,804	$3,490,326

Medical & Health Technology & Services – 1.6%
Cerner Corp. (a)	82,946	$4,973,442
McKesson Corp.	98,593	18,242,663

		$23,216,105

Medical Equipment – 5.8%
Abbott Laboratories	340,726	$13,704,000
C.R. Bard, Inc.	41,143	7,665,352
Cooper Cos., Inc.	36,376	5,414,931
Medtronic PLC	236,034	15,800,116
Stryker Corp.	51,744	4,869,110
Thermo Fisher Scientific, Inc.	278,650	34,073,322

		$81,526,831

Oil Services – 0.2%
Schlumberger Ltd.	37,330	$2,574,650

Other Banks & Diversified Financials – 6.7%
MasterCard, Inc., “A”	447,260	$40,307,071
Visa, Inc., “A”	769,762	53,621,621

		$93,928,692

Pharmaceuticals – 6.1%
Allergan PLC (a)	121,757	$33,094,770
Bristol-Myers Squibb Co.	396,605	23,479,016
Eli Lilly & Co.	177,779	14,878,324
Valeant Pharmaceuticals International, Inc. (a)	60,667	10,821,779

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Zoetis, Inc.	68,967	$2,840,061

		$85,113,950

Printing & Publishing – 0.5%
Moody’s Corp.	77,815	$7,641,433

Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	59,608	$8,557,921
Union Pacific Corp.	59,581	5,267,556

		$13,825,477

Restaurants – 3.0%
Aramark	510,395	$15,128,108
Starbucks Corp.	435,878	24,775,305
YUM! Brands, Inc.	21,051	1,683,027

		$41,586,440

Specialty Chemicals – 0.6%
Ecolab, Inc.	83,458	$9,157,012

Specialty Stores – 9.0%
Amazon.com, Inc. (a)	77,395	$39,617,727
AutoZone, Inc. (a)	25,214	18,250,650
Burlington Stores, Inc. (a)	107,657	5,494,813
Ross Stores, Inc.	607,614	29,451,051
TJX Cos., Inc.	335,388	23,953,411
Tractor Supply Co.	111,183	9,374,951

		$126,142,603

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT	300,207	$26,412,212

Trucking – 0.4%
FedEx Corp.	40,277	$5,799,082

Total Common Stocks		$1,395,793,847

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	10,006,869	$10,006,869

Total Investments		$1,405,800,716

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(179,411)

Net Assets – 100.0%		$1,405,621,305

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,395,793,847	$—	$—	$1,395,793,847
Mutual Funds	10,006,869	—	—	10,006,869
Total Investments	$1,405,800,716	$—	$—	$1,405,800,716

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $13,590,816 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$987,713,996
Gross unrealized appreciation	439,303,365
Gross unrealized depreciation	(21,216,645)
Net unrealized appreciation (depreciation)	$418,086,720

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,395,311	197,749,647	(207,138,089)	10,006,869

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,728	$10,006,869

4

QUARTERLY REPORT

September 30, 2015

MFS® INVESTORS TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Aerospace – 4.0%
Honeywell International, Inc.	84,775	$8,027,339
Precision Castparts Corp.	15,255	3,504,226
United Technologies Corp.	78,971	7,027,629

		$18,559,194

Alcoholic Beverages – 1.7%
Diageo PLC	124,400	$3,331,834
Pernod Ricard S.A.	47,283	4,764,571

		$8,096,405

Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	32,746	$5,569,054
NIKE, Inc., “B”	21,153	2,601,184
VF Corp.	65,389	4,460,184

		$12,630,422

Broadcasting – 4.3%
Time Warner, Inc.	104,313	$7,171,519
Twenty-First Century Fox, Inc.	201,624	5,439,816
Walt Disney Co.	75,559	7,722,130

		$20,333,465

Brokerage & Asset Managers – 3.1%
BlackRock, Inc.	22,780	$6,776,367
Blackstone Group LP	56,069	1,775,705
NASDAQ, Inc.	113,464	6,051,035

		$14,603,107

Business Services – 6.0%
Accenture PLC, “A”	87,239	$8,572,104
Cognizant Technology Solutions Corp., “A” (a)	140,384	8,789,442
Fidelity National Information Services, Inc.	121,837	8,172,826
Gartner, Inc. (a)	30,517	2,561,292

		$28,095,664

Cable TV – 1.7%
Comcast Corp., “A”	139,205	$7,917,980

Chemicals – 0.8%
Monsanto Co.	42,780	$3,650,845

Computer Software – 0.9%
Adobe Systems, Inc. (a)	25,863	$2,126,456
Citrix Systems, Inc. (a)	27,137	1,880,051

		$4,006,507

Computer Software – Systems – 3.7%
Apple, Inc.	48,016	$5,296,165
EMC Corp.	372,110	8,990,178
Hewlett-Packard Co.	125,817	3,222,173

		$17,508,516

Construction – 0.9%
Sherwin-Williams Co.	19,728	$4,395,004

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 3.5%
Colgate-Palmolive Co.	71,574	$4,542,086
Newell Rubbermaid, Inc.	188,030	7,466,671
Procter & Gamble Co.	62,999	4,532,148

		$16,540,905

Containers – 1.1%
Crown Holdings, Inc. (a)	115,062	$5,264,087

Electrical Equipment – 4.0%
Danaher Corp.	153,308	$13,063,375
W.W. Grainger, Inc.	25,391	5,459,319

		$18,522,694

Electronics – 2.1%
Avago Technologies Ltd.	53,705	$6,713,662
Microchip Technology, Inc.	70,422	3,034,484

		$9,748,146

Energy – Independent – 2.4%
EOG Resources, Inc.	90,734	$6,605,435
Noble Energy, Inc.	101,452	3,061,821
Occidental Petroleum Corp.	25,328	1,675,447

		$11,342,703

Engineering – Construction – 0.6%
Fluor Corp.	62,513	$2,647,426

Food & Beverages – 3.3%
Danone S.A.	87,479	$5,514,999
General Mills, Inc.	37,590	2,109,927
Mondelez International, Inc.	186,554	7,811,016

		$15,435,942

General Merchandise – 2.5%
Costco Wholesale Corp.	17,374	$2,511,759
Kohl’s Corp.	90,568	4,194,204
Target Corp.	62,695	4,931,589

		$11,637,552

Insurance – 0.9%
ACE Ltd.	42,837	$4,429,346

Internet – 3.6%
Google, Inc., “A” (a)	15,175	$9,687,265
Google, Inc., “C” (a)	12,183	7,412,381

		$17,099,646

Major Banks – 10.4%
Bank of America Corp.	615,132	$9,583,757
Goldman Sachs Group, Inc.	48,725	8,466,456
JPMorgan Chase & Co.	243,234	14,829,977
Morgan Stanley	122,525	3,859,538
State Street Corp.	39,732	2,670,388
Wells Fargo & Co.	184,116	9,454,357

		$48,864,473

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 1.1%
McKesson Corp.	27,576	$5,102,387

Medical Equipment – 5.0%
Abbott Laboratories	59,981	$2,412,436
Medtronic PLC	54,685	3,660,614
St. Jude Medical, Inc.	55,236	3,484,839
Stryker Corp.	52,338	4,925,006
Thermo Fisher Scientific, Inc.	72,801	8,902,106

		$23,385,001

Oil Services – 2.5%
Cameron International Corp. (a)	69,941	$4,288,782
National Oilwell Varco, Inc.	53,744	2,023,462
Schlumberger Ltd.	79,147	5,458,769

		$11,771,013

Other Banks & Diversified Financials – 7.0%
American Express Co.	126,919	$9,408,505
BB&T Corp.	46,516	1,655,970
MasterCard, Inc., “A”	90,130	8,122,516
Visa, Inc., “A”	197,452	13,754,506

		$32,941,497

Pharmaceuticals – 8.2%
Allergan PLC (a)	18,872	$5,129,598
Bristol-Myers Squibb Co.	104,482	6,185,334
Eli Lilly & Co.	75,233	6,296,250
Endo International PLC (a)	63,452	4,395,955
Johnson & Johnson	102,330	9,552,506
Valeant Pharmaceuticals International, Inc. (a)	38,594	6,884,398

		$38,444,041

Railroad & Shipping – 1.4%
Canadian National Railway Co. (l)	115,693	$6,566,735

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.7%
Praxair, Inc.	31,272	$3,185,366
W.R. Grace & Co. (a)	51,475	4,789,749

		$7,975,115

Specialty Stores – 3.8%
AutoZone, Inc. (a)	8,257	$5,976,664
Bed Bath & Beyond, Inc. (a)	57,307	3,267,645
L Brands, Inc.	27,960	2,520,035
Ross Stores, Inc.	124,551	6,036,987

		$17,801,331

Telecommunications – Wireless – 1.8%
American Tower Corp., REIT	97,075	$8,540,659

Utilities – Electric Power – 1.5%
American Electric Power Co., Inc.	57,434	$3,265,697
CMS Energy Corp.	111,848	3,950,471

		$7,216,168

Total Common Stocks		$461,073,976

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Exelon Corp., 6.5%	33,054	$1,442,807

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	6,734,497	$6,734,497

COLLATERAL FOR SECURITIES LOANED – 1.0%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	4,771,708	$4,771,708

Total Investments		$474,022,988

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(4,607,431)

Net Assets – 100.0%		$469,415,557

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$462,516,783	$—	$—	$462,516,783
Mutual Funds	11,506,205	—	—	11,506,205
Total Investments	$474,022,988	$—	$—	$474,022,988

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $19,180,457 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$337,179,734
Gross unrealized appreciation	147,372,501
Gross unrealized depreciation	(10,529,247)
Net unrealized appreciation (depreciation)	$136,843,254

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,693,997	61,020,514	(63,980,014)	6,734,497

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,889	$6,734,497

4

QUARTERLY REPORT

September 30, 2015

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 2.2%
Rockwell Collins, Inc.	20,387	$1,668,472
Textron, Inc.	56,248	2,117,175
TransDigm Group, Inc. (a)	22,795	4,841,886

		$8,627,533

Airlines – 0.4%
Spirit Airlines, Inc. (a)	33,953	$1,605,977

Alcoholic Beverages – 1.6%
Constellation Brands, Inc., “A”	52,292	$6,547,481

Apparel Manufacturers – 2.0%
Hanesbrands, Inc.	125,348	$3,627,571
PVH Corp.	41,389	4,219,195

		$7,846,766

Automotive – 1.6%
LKQ Corp. (a)	202,023	$5,729,372
Mobileye N.V. (a)	17,957	816,684

		$6,546,056

Biotechnology – 3.2%
Alder Biopharmaceuticals, Inc. (a)	14,761	$483,570
Alexion Pharmaceuticals, Inc. (a)	32,291	5,049,990
AMAG Pharmaceuticals, Inc. (a)	38,413	1,526,149
Isis Pharmaceuticals, Inc. (a)	12,539	506,826
Regeneron Pharmaceuticals, Inc. (a)	11,098	5,162,124

		$12,728,659

Brokerage & Asset Managers – 2.8%
Affiliated Managers Group, Inc. (a)	32,177	$5,501,945
Allied Minds PLC (a)	116,988	622,947
Intercontinental Exchange, Inc.	21,894	5,144,871

		$11,269,763

Business Services – 15.9%
Bright Horizons Family Solutions, Inc. (a)	162,207	$10,420,178
Cognizant Technology Solutions Corp., “A” (a)	62,221	3,895,657
CoStar Group, Inc. (a)	6,376	1,103,431
Equifax, Inc.	33,877	3,292,167
Fiserv, Inc. (a)	47,789	4,139,005
FleetCor Technologies, Inc. (a)	48,722	6,705,122
Gartner, Inc. (a)	108,539	9,109,678
Global Payments, Inc.	52,130	5,980,875
IHS, Inc., “A” (a)	24,227	2,810,332
IMS Health Holdings, Inc. (a)	133,176	3,875,422
Jones Lang LaSalle, Inc.	52,739	7,582,286
Realogy Holdings Corp. (a)	75,072	2,824,959
Univar, Inc. (a)	88,260	1,601,919

		$63,341,031

Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	23,159	$4,072,510

Computer Software – 1.7%
Autodesk, Inc. (a)	39,145	$1,727,860

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Cornerstone OnDemand, Inc. (a)	49,089	$1,619,937
Qlik Technologies, Inc. (a)	94,320	3,437,964

		$6,785,761

Computer Software – Systems – 5.0%
Guidewire Software, Inc. (a)	37,080	$1,949,667
Sabre Corp.	141,726	3,852,113
ServiceNow, Inc. (a)	11,712	813,398
SS&C Technologies Holdings, Inc.	119,822	8,392,333
Vantiv, Inc., “A” (a)	66,757	2,998,724
Workday, Inc. (a)	26,448	1,821,209

		$19,827,444

Construction – 5.1%
Fortune Brands Home & Security, Inc.	105,820	$5,023,276
Lennox International, Inc.	33,094	3,750,543
Masco Corp.	65,462	1,648,333
Pool Corp.	65,809	4,757,991
Vulcan Materials Co.	56,582	5,047,114

		$20,227,257

Consumer Products – 1.5%
Newell Rubbermaid, Inc.	155,540	$6,176,493

Consumer Services – 2.3%
Nord Anglia Education, Inc. (a)	135,818	$2,761,180
Priceline Group, Inc. (a)	1,844	2,280,770
Servicemaster Global Holdings, Inc. (a)	123,887	4,156,409

		$9,198,359

Containers – 0.5%
Crown Holdings, Inc. (a)	40,178	$1,838,144

Electrical Equipment – 5.1%
Advanced Drainage Systems, Inc.	155,371	$4,494,883
AMETEK, Inc.	149,407	7,816,974
Amphenol Corp., “A”	115,361	5,878,797
Mettler-Toledo International, Inc. (a)	8,180	2,329,173

		$20,519,827

Electronics – 1.3%
Monolithic Power Systems, Inc.	20,784	$1,064,141
NVIDIA Corp.	89,984	2,218,106
Skyworks Solutions, Inc.	23,092	1,944,577

		$5,226,824

Energy – Independent – 0.7%
Concho Resources, Inc. (a)	13,685	$1,345,236
Memorial Resource Development Corp. (a)	78,540	1,380,733

		$2,725,969

Entertainment – 2.0%
Netflix, Inc. (a)	76,205	$7,868,928

Food & Beverages – 4.2%
Blue Buffalo Pet Products, Inc. (a)	93,280	$1,670,645
Chr. Hansen Holding A.S.	124,431	6,950,776

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – continued
Freshpet, Inc. (a)(l)	105,642	$1,109,241
Mead Johnson Nutrition Co., “A”	31,743	2,234,707
WhiteWave Foods Co., “A” (a)	115,422	4,634,193

		$16,599,562

Gaming & Lodging – 1.8%
La Quinta Holdings, Inc. (a)	103,451	$1,632,457
MGM Mirage (a)	97,843	1,805,203
Norwegian Cruise Line Holdings Ltd. (a)	68,536	3,927,113

		$7,364,773

General Merchandise – 1.6%
Dollar Tree, Inc. (a)	42,794	$2,852,648
Five Below, Inc. (a)	106,173	3,565,289

		$6,417,937

Insurance – 0.7%
Lincoln National Corp.	57,577	$2,732,604

Internet – 0.6%
LinkedIn Corp., “A” (a)	11,974	$2,276,617

Leisure & Toys – 0.8%
Brunswick Corp.	67,084	$3,212,653

Machinery & Tools – 3.8%
Flowserve Corp.	41,928	$1,724,918
Roper Technologies, Inc.	47,624	7,462,681
WABCO Holdings, Inc. (a)	55,670	5,835,886

		$15,023,485

Medical & Health Technology & Services – 3.4%
Adeptus Health, Inc., “A” (a)	19,304	$1,558,991
Cerner Corp. (a)	47,150	2,827,114
Henry Schein, Inc. (a)	57,600	7,644,672
IDEXX Laboratories, Inc. (a)	23,216	1,723,788

		$13,754,565

Medical Equipment – 5.7%
C.R. Bard, Inc.	34,573	$6,441,296
Cooper Cos., Inc.	39,191	5,833,972
DexCom, Inc. (a)	10,881	934,243
PerkinElmer, Inc.	120,946	5,558,678
STERIS Corp.	18,127	1,177,711
VWR Corp. (a)	111,394	2,861,712

		$22,807,612

Oil Services – 0.2%
FMC Technologies, Inc. (a)	26,348	$816,788

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.4%
MasterCard, Inc., “A”	63,129	$5,689,185

Pharmaceuticals – 3.2%
Allergan PLC (a)	42,264	$11,487,778
Endo International PLC (a)	21,430	1,484,670

		$12,972,448

Pollution Control – 1.7%
Stericycle, Inc. (a)	50,107	$6,980,406

Railroad & Shipping – 0.7%
Kansas City Southern Co.	32,744	$2,975,775

Real Estate – 0.5%
Extra Space Storage, Inc., REIT	25,345	$1,955,620

Restaurants – 3.0%
Aramark	218,520	$6,476,933
Domino’s Pizza, Inc.	10,144	1,094,639
Dunkin Brands Group, Inc.	90,978	4,457,922

		$12,029,494

Specialty Chemicals – 0.6%
Axalta Coating Systems Ltd. (a)	94,295	$2,389,435

Specialty Stores – 8.0%
Burlington Stores, Inc. (a)	78,612	$4,012,356
O’Reilly Automotive, Inc. (a)	28,604	7,151,000
Ross Stores, Inc.	185,401	8,986,386
Signet Jewelers Ltd.	37,530	5,108,959
Tiffany & Co.	16,012	1,236,447
Tractor Supply Co.	65,260	5,502,723

		$31,997,871

Telecommunications – Wireless – 1.5%
SBA Communications Corp. (a)	55,970	$5,862,298

Total Common Stocks		$396,839,910

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	3,422,979	$3,422,979

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	347,427	$347,428

Total Investments		$400,610,317

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(909,448)

Net Assets – 100.0%		$399,700,869

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$396,839,910	$—	$—	$396,839,910
Mutual Funds	3,770,407	—	—	3,770,407
Total Investments	$400,610,317	$—	$—	$400,610,317

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,950,776 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$302,234,795
Gross unrealized appreciation	109,170,583
Gross unrealized depreciation	(10,795,061)
Net unrealized appreciation (depreciation)	$98,375,522

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,561,591	79,932,436	(79,071,048)	3,422,979

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,689	$3,422,979

4

QUARTERLY REPORT

September 30, 2015

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.8%
Apparel Manufacturers – 0.4%
Tumi Holdings, Inc. (a)	148,305	$2,613,133

Automotive – 0.7%
Fenix Parts, Inc. (a)	755,991	$5,050,020

Biotechnology – 4.9%
Aduro Biotech, Inc. (a)(l)	24,842	$481,190
Alder Biopharmaceuticals, Inc. (a)	39,636	1,298,475
Alnylam Pharmaceuticals, Inc. (a)	26,880	2,160,077
AMAG Pharmaceuticals, Inc. (a)	149,391	5,935,304
Amicus Therapeutics, Inc. (a)	244,412	3,419,324
Chiasma, Inc. (a)	86,957	1,728,705
Esperion Therapeutics, Inc. (a)(l)	13,768	324,787
Exact Sciences Corp. (a)(l)	190,354	3,424,468
Isis Pharmaceuticals, Inc. (a)	106,611	4,309,217
MiMedx Group, Inc. (a)	356,676	3,441,923
NantKwest, Inc. (a)(l)	63,745	730,518
Novavax, Inc. (a)	213,968	1,512,754
Seres Therapeutics, Inc. (a)(l)	35,249	1,044,780
Tesaro, Inc. (a)	96,918	3,886,412
VTV Therapeutics, Inc. (a)	158,200	1,031,464

		$34,729,398

Broadcasting – 1.7%
Live Nation, Inc. (a)	487,960	$11,730,558

Brokerage & Asset Managers – 2.1%
LPL Financial Holdings, Inc. (l)	155,330	$6,177,474
NASDAQ, Inc.	161,800	8,628,794

		$14,806,268

Business Services – 9.6%
Bright Horizons Family Solutions, Inc. (a)	361,833	$23,244,152
CoStar Group, Inc. (a)	41,179	7,126,438
Gartner, Inc. (a)	205,954	17,285,719
Global Payments, Inc.	69,327	7,953,887
Ultimate Software Group, Inc. (a)	39,226	7,021,846
Univar, Inc. (a)	280,045	5,082,817

		$67,714,859

Computer Software – 0.9%
Cornerstone OnDemand, Inc. (a)	188,994	$6,236,802

Computer Software – Systems – 12.0%
2U, Inc. (a)	124,093	$4,454,939
Cvent, Inc. (a)	344,154	11,584,224
Demandware, Inc. (a)	111,352	5,754,671
Fleetmatics Group PLC (a)	156,611	7,688,034
Model N, Inc. (a)	668,667	6,693,357
Proofpoint, Inc. (a)	107,533	6,486,391
Rapid7, Inc. (a)(l)	327,667	7,454,424
Sabre Corp.	497,297	13,516,532
ServiceNow, Inc. (a)	86,976	6,040,483
SS&C Technologies Holdings, Inc.	218,252	15,286,370

		$84,959,425

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 4.6%
Interface, Inc.	443,394	$9,949,761
Lennox International, Inc.	65,150	7,383,450
Pool Corp.	89,557	6,474,971
Summit Materials, Inc., “A” (a)	300,670	5,643,576
Trex Co., Inc. (a)	84,302	2,809,786

		$32,261,544

Consumer Services – 2.3%
MakeMyTrip Ltd. (a)	136,743	$1,880,216
Nord Anglia Education, Inc. (a)	373,747	7,598,277
Servicemaster Global Holdings, Inc. (a)	210,457	7,060,832

		$16,539,325

Electrical Equipment – 3.3%
Advanced Drainage Systems, Inc.	206,748	$5,981,220
AMETEK, Inc.	240,323	12,573,699
MSC Industrial Direct Co., Inc., “A”	81,710	4,986,761

		$23,541,680

Electronics – 2.0%
Iriso Electronics Co. Ltd.	34,131	$1,491,838
Monolithic Power Systems, Inc.	99,355	5,086,976
Silicon Laboratories, Inc. (a)	133,282	5,536,534
Stratasys Ltd. (a)(l)	86,150	2,282,114

		$14,397,462

Energy – Independent – 1.3%
Memorial Resource Development Corp. (a)	295,500	$5,194,890
PDC Energy, Inc. (a)	67,907	3,599,750

		$8,794,640

Engineering – Construction – 1.5%
Stantec, Inc. (l)	271,922	$5,945,810
Team, Inc. (a)	145,476	4,672,689

		$10,618,499

Food & Beverages – 2.7%
Amplify Snack Brands, Inc. (a)(l)	211,217	$2,262,134
Blue Buffalo Pet Products, Inc. (a)	80,058	1,433,839
Flex Pharma, Inc. (a)	88,295	1,060,423
Freshpet, Inc. (a)(l)	742,824	7,799,652
Snyders-Lance, Inc.	196,700	6,634,691

		$19,190,739

Gaming & Lodging – 3.0%
Diamond Resorts International, Inc. (a)	215,618	$5,043,305
La Quinta Holdings, Inc. (a)	534,359	8,432,185
Norwegian Cruise Line Holdings Ltd. (a)	131,035	7,508,306

		$20,983,796

General Merchandise – 2.5%
Five Below, Inc. (a)	326,322	$10,957,893
Ollie’s Bargain Outlet Holdings, Inc. (a)	429,628	6,947,085

		$17,904,978

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.0%
Marketo, Inc. (a)	253,448	$7,202,992

Machinery & Tools – 2.9%
Allison Transmission Holdings, Inc.	299,636	$7,997,285
IPG Photonics Corp. (a)	58,313	4,430,039
Kennametal, Inc.	159,973	3,981,728
WABCO Holdings, Inc. (a)	35,786	3,751,446

		$20,160,498

Medical & Health Technology & Services – 5.8%
Adeptus Health, Inc., “A” (a)	78,834	$6,366,634
Brookdale Senior Living, Inc. (a)	267,055	6,131,583
Capital Senior Living Corp. (a)	241,307	4,838,205
Healthcare Services Group, Inc.	419,575	14,139,678
IDEXX Laboratories, Inc. (a)	53,252	3,953,961
INC Research Holdings, Inc., “A” (a)	145,323	5,812,920

		$41,242,981

Medical Equipment – 12.9%
Align Technology, Inc. (a)	87,341	$4,957,475
AtriCure, Inc. (a)	75,134	1,646,186
Cardiovascular Systems, Inc. (a)	230,529	3,651,579
Cepheid, Inc. (a)	174,486	7,886,767
DexCom, Inc. (a)	62,439	5,361,013
GenMark Diagnostics, Inc. (a)	363,507	2,860,800
Hologic, Inc. (a)	205,500	8,041,215
Inovalon Holdings, Inc., “A” (a)	172,023	3,583,239
Insulet Corp. (a)	217,728	5,641,332
Masimo Corp. (a)	309,963	11,952,173
Nevro Corp. (a)	58,058	2,693,311
Novadaq Technologies, Inc. (a)(l)	322,027	3,358,742
NxStage Medical, Inc. (a)	458,090	7,224,079
PerkinElmer, Inc.	196,032	9,009,631
STERIS Corp.	150,437	9,773,892
Zeltiq Aesthetics, Inc. (a)	94,321	3,021,102

		$90,662,536

Metals & Mining – 0.8%
Globe Specialty Metals, Inc.	442,230	$5,364,250

Oil Services – 0.8%
Forum Energy Technologies, Inc. (a)	264,918	$3,234,649
Patterson-UTI Energy, Inc.	203,596	2,675,251

		$5,909,900

Other Banks & Diversified Financials – 3.4%
Air Lease Corp.	137,138	$4,240,307
CAI International, Inc. (a)	148,677	1,498,664
First Republic Bank	70,042	4,396,536
PrivateBancorp, Inc.	195,985	7,512,105
Texas Capital Bancshares, Inc. (a)	125,320	6,569,274

		$24,216,886

Pharmaceuticals – 2.2%
Aratana Therapeutics, Inc. (a)	321,591	$2,720,660

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Collegium Pharmaceutical, Inc. (a)(l)	119,989	$2,652,957
Intercept Pharmaceuticals, Inc. (a)	22,358	3,708,298
MediWound Ltd. (a)	170,647	1,302,037
TherapeuticsMD, Inc. (a)	830,838	4,868,711

		$15,252,663

Railroad & Shipping – 1.8%
Diana Shipping, Inc. (a)	930,116	$6,027,152
Genesee & Wyoming, Inc. (a)	75,636	4,468,575
StealthGas, Inc. (a)	543,171	2,438,838

		$12,934,565

Restaurants – 3.6%
Chuy’s Holdings, Inc. (a)	207,853	$5,903,025
Domino’s Pizza, Inc.	30,237	3,262,875
Dunkin Brands Group, Inc.	143,136	7,013,664
El Pollo Loco Holdings, Inc. (a)(l)	331,867	3,577,526
Wingstop, Inc. (a)	52,182	1,251,324
Zoe’s Kitchen, Inc. (a)(l)	103,540	4,088,795

		$25,097,209

Special Products & Services – 0.5%
WL Ross Holding Corp., EU (a)	312,349	$3,504,556

Specialty Chemicals – 2.1%
Albemarle Corp.	139,401	$6,147,584
Axalta Coating Systems Ltd. (a)	348,918	8,841,582

		$14,989,166

Specialty Stores – 4.6%
Boot Barn Holdings, Inc. (a)	162,799	$3,000,386
Burlington Stores, Inc. (a)	125,657	6,413,533
Cabela’s, Inc. (a)	84,804	3,867,062
Citi Trends, Inc.	412,417	9,642,309
Lumber Liquidators Holdings, Inc. (a)(l)	164,788	2,165,314
Urban Outfitters, Inc. (a)	244,393	7,180,266

		$32,268,870

Trucking – 0.9%
Swift Transportation Co. (a)	431,991	$6,488,505

Total Common Stocks		$697,368,703

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	4,940,306	$4,940,306

COLLATERAL FOR SECURITIES LOANED – 3.5%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	25,001,355	$25,001,355

Total Investments		$727,310,364

OTHER ASSETS, LESS LIABILITIES – (3.0)%		(21,397,235)

Net Assets – 100.0%		$705,913,129

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

EU	Equity Unit

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$666,345,717	$—	$—	$666,345,717
Canada	9,304,552	—	—	9,304,552
Greece	8,465,989	—	—	8,465,989
Hong Kong	7,598,277	—	—	7,598,277
Israel	2,282,114	—	—	2,282,114
India	1,880,216	—	—	1,880,216
Japan	—	1,491,838	—	1,491,838
Mutual Funds	29,941,661	—	—	29,941,661
Total Investments	$725,818,526	$1,491,838	$—	$727,310,364

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$701,266,766
Gross unrealized appreciation	97,996,170
Gross unrealized depreciation	(71,952,572)
Net unrealized appreciation (depreciation)	$26,043,598

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,092,040	285,078,997	(292,230,731)	4,940,306

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,903	$4,940,306

5

QUARTERLY REPORT

September 30, 2015

MFS® TOTAL RETURN BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 98.7%
Apparel Manufacturers – 0.1%
PVH Corp., 4.5%, 12/15/22	$3,510,000	$3,395,925

Asset-Backed & Securitized – 15.5%
Alm XIV Ltd., CLO, 2014-14A, “A1” , FRN, 1.723%, 7/28/26 (z)	$9,007,942	$8,937,038
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	2,008,360	2,006,924
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.663%, 10/25/35	2,800,000	2,716,151
ARI Fleet Lease Trust, “A”, FRN, 0.506%, 1/15/21 (n)	395,258	394,584
Babson Ltd., CLO, FRN, 1.387%, 4/20/25 (z)	9,870,445	9,728,755
Banc of America Commercial Mortgage, Inc., 5.337%, 12/15/43 (n)	2,801,036	2,925,864
Banc of America Commercial Mortgage, Inc., FRN, 5.775%, 4/24/49 (n)	637,169	658,975
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	8,700,365	9,032,971
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	567,126	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	253,593	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	512,320	0
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	200,531	0
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	274,780	792
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)	4,163	4,371
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40 (z)	137,282	85,943
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 1/12/45	4,931,293	5,164,178
Bear Stearns Cos., Inc., “A2”, FRN, 0.643%, 12/25/42	1,098,005	1,086,480
Cent CDO XI Ltd., “A1”, FRN, 0.555%, 4/25/19 (n)	2,916,090	2,862,644
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.55%, 8/01/24 (z)	5,669,598	5,652,995
Chesapeake Funding LLC, “A”, FRN, 0.649%, 1/07/25 (n)	7,085,898	7,088,456
Chesapeake Funding LLC, “A”, FRN, 0.949%, 11/07/23 (n)	132,071	132,071
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/47	3,128,793	3,261,319
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	7,821,982	7,795,192
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	16,789,455	17,335,549

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	$10,410,000	$10,760,598
CNH Wholesale Master Note Trust, “A”, FRN, 0.806%, 8/15/19 (n)	10,568,000	10,547,709
Commercial Mortgage Acceptance Corp., FRN, 2.262%, 9/15/30 (i)	25,707	444
Commercial Mortgage Asset Trust, FRN, 0.636%, 1/17/32 (i)(z)	502,888	1,665
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,300,233	1,341,212
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48	7,671,000	7,743,031
Commercial Mortgage Trust, “A4”, 3.147%, 8/15/45	3,950,000	4,094,712
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/47	8,605,908	9,107,899
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/47	8,091,000	8,482,402
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	10,000,000	10,446,340
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	8,712,255	9,211,136
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	13,668,432	14,061,003
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	6,667,307	7,069,832
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	2,181,352	2,228,044
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 9/15/40	135,639	135,555
Credit-Based Asset Servicing & Securitization LLC, 4.11%, 12/25/35	24,247	23,949
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	2,695,346	2,772,643
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	1,983,645	2,100,947
CWCapital LLC, 5.223%, 8/15/48	486,854	500,526
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.668%, 1/15/25 (z)	7,548,370	7,508,839
Falcon Franchise Loan LLC, FRN, 30.805%, 1/05/25 (i)(z)	8,119	1,961
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43 (d)(i)(q)(z)	80,370	228
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.688%, 1/17/26 (z)	8,321,193	8,267,829
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	4,559,000	4,626,947
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	10,726,000	10,878,867
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	974,966	1,010,333

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GE Equipment Transportation LLC, 2014-1, “A2”, 0.55%, 12/23/16	$1,897,062	$1,896,527
GE Equipment Transportation LLC, 2015-1, “A2”, 0.89%, 11/24/17	3,923,000	3,927,029
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	11,128,879	11,524,789
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	7,904,407	8,060,140
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.506%, 1/15/19	2,284,155	2,283,520
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.753%, 12/10/27 (n)	4,023,284	4,023,284
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.603%, 4/10/28 (z)	5,957,970	5,947,591
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	9,314,291	9,609,908
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/48	3,308,428	3,330,588
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	528,098	539,449
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 8/15/46	600,000	656,413
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	242,245	242,442
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.961%, 6/15/49	2,823,626	2,843,985
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	9,677,430	10,037,847
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.883%, 2/12/49	758,928	795,948
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.737%, 7/15/42 (n)	130,000	38,509
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.961%, 6/15/49	15,944,203	16,507,145
JPMorgan Mortgage Trust, “A1”, FRN, 2.12%, 10/25/33	356,418	349,346
Kingsland III Ltd., “A1”, CDO, FRN, 0.544%, 8/24/21 (n)	1,607,745	1,596,732
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 9/15/39	2,892,378	2,968,219
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2/15/31	749,607	750,752
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.195%, 2/18/30 (i)	21,310	275

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.171%, 5/25/36	$863,786	$856,299
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.151%, 4/25/35	583,183	552,733
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.031%, 6/12/50	533,047	534,287
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/45	5,000,000	5,158,970
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	14,764,000	15,332,281
Morgan Stanley Capital I, Inc., FRN, 1.126%, 11/15/30 (i)(n)	84,548	1,531
Morgan Stanley Re-REMIC Trust, FRN, 5.988%, 8/15/45 (n)	11,500,000	12,106,740
Motor PLC, 2015-1A, “A1”, FRN, 0.793%, 6/25/22 (n)	4,620,000	4,615,593
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	6,772,000	6,805,745
Nissan Auto Lease Trust, 2013-B, “A3”, 0.75%, 6/15/16	2,499,817	2,499,762
Nissan Master Owner Trust Receivables 2015,“A-2”, 1.44%, 1/15/20	9,277,000	9,279,412
Preferred Term Securities XIX Ltd., CDO, FRN, 0.687%, 12/22/35 (z)	325,730	227,408
Race Point CLO Ltd., “A”, FRN, 1.582%, 2/20/25 (n)	7,740,000	7,661,625
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/35	99,362	81,083
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.566%, 7/22/19 (n)	6,106,000	6,044,061
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51	6,822,721	7,128,604
Wachovia Bank Commercial Mortgage Trust, FRN, 5.901%, 6/15/49	13,489,441	14,139,538
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	10,682,988	10,991,897

		$411,743,910

Automotive – 0.7%
General Motors Co., 4.875%, 10/02/23	$4,291,000	$4,351,876
General Motors Co., 5.2%, 4/01/45	4,005,000	3,758,464
General Motors Financial Co., Inc., 3.45%, 4/10/22	2,500,000	2,404,715
Hyundai Capital America, 2.6%, 3/19/20 (n)	2,806,000	2,797,060
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	6,214,000	5,764,778

		$19,076,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Biotechnology – 0.6%
Life Technologies Corp., 5%, 1/15/21	$13,872,000	$15,231,262

Broadcasting – 0.5%
Discovery Communications, Inc., 3.45%, 3/15/25	$936,000	$867,160
Discovery Communications, Inc., 4.95%, 5/15/42	3,823,000	3,426,654
Grupo Televisa S.A.B., 5%, 5/13/45	863,000	779,618
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)	951,000	932,398
Omnicom Group, Inc., 3.65%, 11/01/24	1,872,000	1,838,278
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	2,857,000	2,818,902
SES S.A., 5.3%, 4/04/43 (z)	3,272,000	3,266,297

		$13,929,307

Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/25	$2,197,000	$2,156,237
NYSE Euronext, 2%, 10/05/17	3,115,000	3,150,994
TD Ameritrade Holding Corp., 2.95%, 4/01/22	1,773,000	1,785,471
TD Ameritrade Holding Corp., 5.6%, 12/01/19	3,959,000	4,532,390

		$11,625,092

Building – 0.7%
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	$6,831,000	$7,275,015
CEMEX Finance LLC, 9.375%, 10/12/22	592,000	629,710
Martin Marietta Materials, Inc., 4.25%, 7/02/24	8,330,000	8,364,520
Mohawk Industries, Inc., 3.85%, 2/01/23	2,668,000	2,706,406

		$18,975,651

Business Services – 0.2%
Equinix, Inc., 4.875%, 4/01/20	$4,055,000	$4,125,963

Cable TV – 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	$3,840,000	$3,859,200
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	3,865,000	3,691,075
CCO Safari II LLC, 4.908%, 7/23/25 (n)	7,676,000	7,639,178
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	7,940,000	7,761,350
Time Warner Cable, Inc., 4.5%, 9/15/42	3,721,000	2,941,908
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	290,000	336,364
Videotron Ltd., 5%, 7/15/22	8,605,000	8,475,925

		$34,705,000

Chemicals – 0.8%
CF Industries Holdings, Inc., 7.125%, 5/01/20	$5,826,000	$6,848,591
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,102,000	3,011,710

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
LyondellBasell Industries N.V., 5.75%, 4/15/24	$6,275,000	$7,014,797
Tronox Finance LLC, 6.375%, 8/15/20	7,078,000	4,494,530

		$21,369,628

Computer Software – 0.2%
VeriSign, Inc., 4.625%, 5/01/23	$6,600,000	$6,418,500

Computer Software – Systems – 0.2%
Apple, Inc., 4.375%, 5/13/45	$4,792,000	$4,744,171

Consumer Products – 0.4%
Mattel, Inc., 5.45%, 11/01/41	$4,191,000	$4,142,954
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	6,765,000	7,010,434

		$11,153,388

Consumer Services – 0.4%
ADT Corp., 6.25%, 10/15/21	$7,105,000	$7,327,031
Priceline Group, Inc., 3.65%, 3/15/25	3,610,000	3,588,160

		$10,915,191

Containers – 0.5%
Ball Corp., 4%, 11/15/23	$4,870,000	$4,553,450
Ball Corp., 5%, 3/15/22	2,450,000	2,456,125
Sealed Air Corp., 5.125%, 12/01/24 (n)	6,910,000	6,771,800

		$13,781,375

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$500,000	$568,127

Emerging Market Quasi-Sovereign – 0.0%
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	$10,000	$9,150

Energy – Independent – 0.5%
Anadarko Petroleum Corp., 4.5%, 7/15/44	$5,286,000	$4,701,886
Chesapeake Energy Corp., 5.75%, 3/15/23	7,390,000	4,819,662
ConocoPhillips, 6%, 1/15/20	740,000	853,745
EQT Corp., 4.875%, 11/15/21	3,718,000	3,785,660

		$14,160,953

Energy – Integrated – 0.5%
BP Capital Markets PLC, 2.237%, 5/10/19	$6,940,000	$6,991,300
Chevron Corp., 1.104%, 12/05/17	1,560,000	1,553,748
Pacific Exploration and Production Corp., 5.125%, 3/28/23 (n)	4,431,000	1,528,695
Shell International Finance B.V., 2.125%, 5/11/20	3,229,000	3,232,342

		$13,306,085

Entertainment – 0.5%
Carnival Corp., 3.95%, 10/15/20	$9,416,000	$9,871,932
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,710,000	3,710,000

		$13,581,932

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – 1.3%
General Electric Capital Corp., 7.5%, 8/21/35	$4,000,000	$5,719,652
General Electric Capital Corp., 2.1%, 12/11/19	2,064,000	2,060,815
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,520,156
International Lease Finance Corp., 7.125%, 9/01/18 (n)	1,190,000	1,308,881
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	8,810,000	7,312,300
SLM Corp., 4.625%, 9/25/17	7,121,000	6,991,932
SLM Corp., 8%, 3/25/20	5,448,000	5,216,460

		$34,130,196

Food & Beverages – 1.5%
J.M. Smucker Co., 3%, 3/15/22 (z)	$1,105,000	$1,099,988
J.M. Smucker Co., 4.25%, 3/15/35 (n)	1,628,000	1,568,987
Kraft Foods Group, Inc., 5%, 6/04/42	7,063,000	7,244,343
Kraft Heinz Co., 5.2%, 7/15/45 (n)	3,178,000	3,365,658
Smithfield Foods, Inc., 6.625%, 8/15/22	7,095,000	7,476,356
Tyson Foods, Inc., 3.95%, 8/15/24	2,294,000	2,336,691
Tyson Foods, Inc., 6.6%, 4/01/16	2,065,000	2,121,676
Tyson Foods, Inc., 4.5%, 6/15/22	6,476,000	6,863,083
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	7,334,000	7,638,654

		$39,715,436

Food & Drug Stores – 0.9%
CVS Health Corp., 3.5%, 7/20/22	$8,840,000	$9,130,164
CVS Health Corp., 5.125%, 7/20/45	5,294,000	5,690,801
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	3,548,000	3,594,777
Walgreens Boots Alliance, Inc., 3.8%, 11/18/24	5,813,000	5,781,918

		$24,197,660

Forest & Paper Products – 0.6%
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	$7,576,000	$7,724,929
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	3,608,000	4,042,973
Packaging Corp. of America, 3.65%, 9/15/24	3,490,000	3,460,754

		$15,228,656

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$1,732,000	$1,882,301
Wyndham Worldwide Corp., 5.1%, 10/01/25	1,155,000	1,170,990
Wyndham Worldwide Corp., 4.25%, 3/01/22	4,662,000	4,634,462

		$7,687,753

Industrial – 0.3%
University of Notre Dame Du Lac, 3.438%, 2/15/45	$7,651,000	$7,199,851

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 1.7%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$2,250,000	$2,159,458
American International Group, Inc., 3.75%, 7/10/25	12,804,000	13,002,872
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	4,734,000	4,951,385
Pacific Lifecorp, 5.125%, 1/30/43 (n)	5,527,000	5,791,964
Principal Financial Group, Inc., 3.4%, 5/15/25	8,266,000	8,132,405
Unum Group, 4%, 3/15/24	6,546,000	6,752,893
Unum Group, 7.125%, 9/30/16	2,028,000	2,138,141
UnumProvident Corp., 6.85%, 11/15/15 (n)	1,148,000	1,154,673

		$44,083,791

Insurance – Health – 0.6%
Humana, Inc., 7.2%, 6/15/18	$6,739,000	$7,669,393
UnitedHealth Group, Inc., 3.35%, 7/15/22	7,989,000	8,245,439

		$15,914,832

Insurance – Property & Casualty – 1.4%
Allied World Assurance, 5.5%, 11/15/20	$2,640,000	$2,933,568
CNA Financial Corp., 5.875%, 8/15/20	3,280,000	3,730,793
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	10,306,000	10,658,743
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	4,129,000	4,351,186
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	7,863,000	8,672,779
Swiss Re Ltd., 4.25%, 12/06/42 (n)	926,000	883,969
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,842,000	1,860,420
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,852,000	4,927,206

		$38,018,664

Local Authorities – 0.6%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$1,750,000	$1,756,650
State of California (Build America Bonds), 7.6%, 11/01/40	7,175,000	10,527,088
State of California (Build America Bonds), 7.625%, 3/01/40	860,000	1,235,700
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,260,000	2,188,268

		$15,707,706

Machinery & Tools – 0.1%
United Rentals North America, Inc., 6.125%, 6/15/23	$2,610,000	$2,601,844

Major Banks – 8.1%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$5,664,000	$5,863,798
Bank of America Corp., 3.95%, 4/21/25	1,569,000	1,526,378

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Bank of America Corp., 3.875%, 8/01/25	$7,955,000	$8,065,503
Bank of America Corp., 6.1%, 6/15/17	1,725,000	1,843,161
Bank of America Corp., 4.125%, 1/22/24	6,960,000	7,275,928
Bank of America Corp., 5.875%, 1/05/21	1,670,000	1,912,529
Bank of America Corp., 5.625%, 7/01/20	8,555,000	9,648,971
Bank of America Corp., FRN, 6.5%, 10/29/49	4,004,000	4,084,080
Bank of America Corp., FRN, 6.1%, 12/29/49	5,000,000	4,875,000
Barclays PLC, 5.25%, 8/17/45	11,656,000	11,738,956
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	5,150,000	5,542,688
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25 (z)	3,355,000	3,258,222
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	4,108,000	4,202,632
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,636,000	2,768,409
Goldman Sachs Group, Inc., 2.375%, 1/22/18	5,005,000	5,070,370
Goldman Sachs Group, Inc., 3.625%, 1/22/23	11,855,000	12,009,530
Goldman Sachs Group, Inc., 5.15%, 5/22/45	4,868,000	4,778,219
Huntington National Bank, 2.4%, 4/01/20	1,087,000	1,079,663
ING Bank N.V., 5.8%, 9/25/23 (n)	11,715,000	12,701,298
ING Bank N.V., 3.75%, 3/07/17 (n)	5,855,000	6,045,709
JPMorgan Chase & Co., 2%, 8/15/17	3,637,000	3,667,805
JPMorgan Chase & Co., 3.2%, 1/25/23	12,685,000	12,591,956
JPMorgan Chase & Co., 3.125%, 1/23/25	374,000	360,950
JPMorgan Chase & Co., 4.5%, 1/24/22	947,000	1,021,784
JPMorgan Chase & Co., 4.25%, 10/15/20	1,385,000	1,484,583
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	4,869,000	5,008,122
Morgan Stanley, 3.7%, 10/23/24	2,879,000	2,892,733
Morgan Stanley, 5.75%, 10/18/16	944,000	987,927
Morgan Stanley, 4.3%, 1/27/45	1,528,000	1,452,178
Morgan Stanley, 5.5%, 7/28/21	14,214,000	16,063,511
Morgan Stanley, 5.95%, 12/28/17	400,000	435,904
Morgan Stanley, 3.75%, 2/25/23	8,585,000	8,793,049
Morgan Stanley, 5.5%, 7/24/20	1,600,000	1,796,245
PNC Bank N.A., 3.8%, 7/25/23	13,950,000	14,406,095
PNC Funding Corp., 5.625%, 2/01/17	6,173,000	6,501,052
Regions Financial Corp., 2%, 5/15/18	2,524,000	2,522,001
Royal Bank of Scotland Group PLC, 7.5% to 8/10/20, FRN to 12/29/49	5,177,000	5,165,662
Royal Bank of Scotland Group PLC, 8% to 8/10/25, FRN to 12/29/49	1,662,000	1,674,465

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, 6%, 12/19/23	$7,121,000	$7,581,494
Wachovia Corp., 6.605%, 10/01/25	1,764,000	2,146,940
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49	3,832,000	3,923,010

		$214,768,510

Medical & Health Technology & Services – 0.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$4,733,000	$4,736,928
Catholic Health Initiatives, 2.95%, 11/01/22	6,666,000	6,589,441
Express Scripts Holding Co., 2.65%, 2/15/17	5,011,000	5,093,496
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	2,518,000	2,300,777
McKesson Corp., 5.7%, 3/01/17	1,210,000	1,282,748

		$20,003,390

Medical Equipment – 0.6%
Medtronic, Inc., 4.625%, 3/15/45	$7,021,000	$7,239,332
Zimmer Holdings, Inc., 2.7%, 4/01/20	7,783,000	7,811,470

		$15,050,802

Metals & Mining – 1.3%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	$4,010,000	$4,204,690
Barrick North America Finance LLC, 5.75%, 5/01/43	6,000,000	5,109,288
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	4,000,000	2,975,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/34	4,000,000	2,798,760
Kinross Gold Corp., 5.95%, 3/15/24	6,437,000	5,230,951
Plains Exploration & Production Co., 6.875%, 2/15/23	8,679,000	7,678,745
Steel Dynamics, Inc., 5.125%, 10/01/21	5,864,000	5,556,140

		$33,553,574

Midstream – 2.3%
APT Pipelines Ltd., 3.875%, 10/11/22 (n)	$6,935,000	$6,753,303
APT Pipelines Ltd., 5%, 3/23/35 (n)	4,000,000	3,628,864
El Paso Corp., 7.75%, 1/15/32	6,550,000	6,885,832
El Paso Pipeline Partners Operating Co. LLC, 4.3%, 5/01/24	5,995,000	5,473,027
Energy Transfer Partners LP, 5.15%, 3/15/45	2,596,000	2,025,090
Energy Transfer Partners LP, 5.15%, 2/01/43	3,573,000	2,813,602
Energy Transfer Partners LP, 4.65%, 6/01/21	6,198,000	6,189,069
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	6,378,000	5,266,857
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	103,000	107,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	$2,240,000	$2,063,703
Kinder Morgan, Inc., 5.625%, 11/15/23 (n)	3,000,000	2,941,428
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	5,760,000	5,580,000
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	8,270,000	7,670,425
Spectra Energy Capital LLC, 8%, 10/01/19	613,000	716,246
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,108,000	1,007,811
Williams Cos., Inc., 5.75%, 6/24/44	3,409,000	2,354,504

		$61,477,081

Mortgage-Backed – 20.8%
Fannie Mae, 4%, 9/01/40 - 7/01/43	$7,525,727	$8,039,017
Fannie Mae, 5.435%, 11/01/15	157,800	157,441
Fannie Mae, 2.82%, 1/01/16	575,817	575,448
Fannie Mae, 5.08%, 2/01/16	311,803	314,555
Fannie Mae, 5.09%, 2/01/16	105,913	106,798
Fannie Mae, 5.198%, 2/01/16	798,914	799,887
Fannie Mae, 5.401%, 2/01/16	216,689	218,244
Fannie Mae, 5.733%, 7/01/16	1,357,110	1,374,948
Fannie Mae, 5.395%, 12/01/16	119,062	122,895
Fannie Mae, 5.05%, 1/01/17	238,449	246,408
Fannie Mae, 5.6%, 1/01/17	424	423
Fannie Mae, 5.28%, 3/01/17	129,410	134,613
Fannie Mae, 5.54%, 4/01/17	98,632	104,383
Fannie Mae, 5.458%, 6/01/17	581,850	611,517
Fannie Mae, 5.65%, 6/01/17	148,235	157,387
Fannie Mae, 1.18%, 9/01/17	2,347,471	2,364,418
Fannie Mae, 2.71%, 11/01/17	361,939	372,450
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	23,484,927	26,367,951
Fannie Mae, 3.22%, 12/01/17	489,198	507,910
Fannie Mae, 3.3%, 12/01/17	958,900	998,869
Fannie Mae, 3.99%, 4/01/18	600,000	639,424
Fannie Mae, 3.743%, 6/01/18	2,634,063	2,792,170
Fannie Mae, 5.361%, 6/01/18	415,722	451,498
Fannie Mae, 2.578%, 9/25/18	4,500,000	4,660,394
Fannie Mae, 5.18%, 3/01/19	122,400	132,994
Fannie Mae, 5.51%, 3/01/19	183,731	206,638
Fannie Mae, 4.6%, 9/01/19	721,165	794,331
Fannie Mae, 1.99%, 10/01/19	2,653,549	2,705,615
Fannie Mae, 4.45%, 10/01/19	505,663	556,587
Fannie Mae, 1.97%, 11/01/19	1,043,009	1,063,676
Fannie Mae, 2.03%, 11/01/19	1,301,864	1,330,615
Fannie Mae, 4.88%, 3/01/20	20,101	21,730
Fannie Mae, 5%, 6/01/20 - 3/01/42	14,470,488	15,947,577
Fannie Mae, 5.19%, 9/01/20	165,876	182,269
Fannie Mae, 3.414%, 10/01/20	1,524,067	1,637,909
Fannie Mae, 2.14%, 5/01/21	957,843	972,107
Fannie Mae, 3.89%, 7/01/21	1,176,886	1,288,819
Fannie Mae, 2.56%, 10/01/21	837,220	855,682
Fannie Mae, 2.64%, 11/01/21	1,260,281	1,300,757

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 2.75%, 3/01/22	$1,186,780	$1,227,734
Fannie Mae, 6%, 8/01/22 - 3/01/39	5,200,805	5,885,070
Fannie Mae, 2.525%, 10/01/22	1,895,385	1,939,842
Fannie Mae, 2.68%, 3/01/23	1,818,477	1,872,922
Fannie Mae, 2.41%, 5/01/23	2,117,788	2,145,845
Fannie Mae, 2.55%, 5/01/23	1,087,393	1,111,624
Fannie Mae, 4.5%, 5/01/24 - 4/01/44	26,189,426	28,483,795
Fannie Mae, 4%, 3/01/25 - 2/01/45	77,262,271	82,504,157
Fannie Mae, 4.5%, 5/01/25	147,132	154,752
Fannie Mae, 3.5%, 9/01/25 - 1/01/42	5,965,961	6,288,712
Fannie Mae, 3%, 3/01/27 - 4/01/30	9,870,711	10,324,683
Fannie Mae, 6.5%, 7/01/32 - 1/01/33	10,179	12,020
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	9,019,980	9,427,507
Fannie Mae, TBA, 3%, 11/01/30	2,653,518	2,758,726
Federal Home Loan Bank, 5%, 7/01/35	4,242,558	4,694,858
Federal Home Loan Bank, 3%, 10/01/42 - 5/01/43	2,624,045	2,666,595
Freddie Mac, 3.5%, 7/01/42	5,678,600	5,933,528
Freddie Mac, 4%, 4/01/44 - 9/01/44	41,798,249	44,547,061
Freddie Mac, 3.154%, 2/25/18	892,646	928,926
Freddie Mac, 5%, 7/01/18 - 4/01/40	1,292,975	1,424,227
Freddie Mac, 2.412%, 8/25/18	2,300,000	2,365,182
Freddie Mac, 2.303%, 9/25/18	8,971,000	9,206,677
Freddie Mac, 2.323%, 10/25/18	1,194,000	1,226,276
Freddie Mac, 2.22%, 12/25/18	1,200,000	1,229,095
Freddie Mac, 2.13%, 1/25/19	6,184,000	6,317,302
Freddie Mac, 2.086%, 3/25/19	7,200,000	7,344,706
Freddie Mac, 1.883%, 5/25/19	8,450,000	8,561,608
Freddie Mac, 5.5%, 6/01/19 - 1/01/38	896,251	996,924
Freddie Mac, 4.186%, 8/25/19	1,110,000	1,214,887
Freddie Mac, 1.869%, 11/25/19	6,121,000	6,181,408
Freddie Mac, 4.251%, 1/25/20	807,000	889,739
Freddie Mac, 3.034%, 10/25/20	2,606,000	2,747,693
Freddie Mac, 2.856%, 1/25/21	5,331,000	5,576,301
Freddie Mac, 2.791%, 1/25/22	4,439,000	4,604,774
Freddie Mac, 2.682%, 10/25/22	3,049,000	3,121,740
Freddie Mac, 3.32%, 2/25/23	3,956,000	4,203,926
Freddie Mac, 3.3%, 4/25/23	6,099,972	6,469,429
Freddie Mac, 3.06%, 7/25/23	4,230,000	4,412,013
Freddie Mac, 3.531%, 7/25/23	2,401,000	2,581,169
Freddie Mac, 3.458%, 8/25/23	7,000,000	7,484,540
Freddie Mac, 2.67%, 12/25/24	2,784,000	2,781,049
Freddie Mac, 2.811%, 1/25/25	4,169,000	4,208,414
Freddie Mac, 3.329%, 5/25/25	6,457,000	6,840,772
Freddie Mac, 4%, 7/01/25 - 11/01/43	17,717,751	18,889,240
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	3,664,317	3,972,347
Freddie Mac, 3.5%, 8/01/26 - 3/01/43	17,895,179	18,698,777
Freddie Mac, 6%, 8/01/34 - 7/01/38	254,807	289,705
Freddie Mac, 3%, 3/01/43 - 5/01/43	3,533,808	3,586,221
Freddie Mac, TBA, 3%, 10/01/30	6,500,000	6,762,029
Freddie Mac, TBA, 4.5%, 3/01/44	9,825,524	10,633,059
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	3,995,903	4,520,843
Ginnie Mae, 6%, 1/20/36 - 1/15/39	529,315	601,086
Ginnie Mae, 4.5%, 4/15/39 - 9/20/41	28,943,972	31,521,927
Ginnie Mae, 4%, 10/20/40 - 10/20/42	5,844,205	6,272,759

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 3.5%, 11/15/40 - 7/20/43	$13,674,658	$14,365,559
Ginnie Mae, TBA, 3.5%, 10/01/45 - 11/01/45	32,698,000	34,252,834
Ginnie Mae, TBA, 4%, 10/01/45	2,295,000	2,445,117

		$552,826,065

Municipals – 0.3%
California Educational Facilities Authority Rev. (Stanford University), 5%, 5/01/45	$3,725,000	$4,898,263
California Educational Facilities Authority Rev. (Stanford University), 5.25%, 4/01/40	1,860,000	2,485,109

		$7,383,372

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$4,816,000	$4,734,677

Network & Telecom – 1.0%
AT&T, Inc., 4.5%, 5/15/35	$8,154,000	$7,459,410
Verizon Communications, Inc., 6.55%, 9/15/43	17,376,000	20,528,771

		$27,988,181

Oil Services – 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$5,963,950	$1,571,501
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	8,144,000	8,122,272

		$9,693,773

Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/45	$2,309,000	$2,055,523

Other Banks & Diversified Financials – 2.6%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,885,000	$2,977,092
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	5,269,000	5,366,350
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,570,000	2,782,025
BPCE S.A., 4.5%, 3/15/25 (n)	5,771,000	5,553,670
Capital One Bank (USA) N.A., 3.375%, 2/15/23	10,111,000	9,834,596
Capital One Financial Corp., 6.15%, 9/01/16	1,203,000	1,253,095
Capital One Financial Corp., 3.2%, 2/05/25	3,461,000	3,304,172
Citigroup, Inc., 8.5%, 5/22/19	3,510,000	4,237,823
Citigroup, Inc., 4.4%, 6/10/25	4,533,000	4,558,997
Discover Bank, 7%, 4/15/20	7,009,000	8,126,052
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	7,880,000	10,312,950
Macquarie Group Ltd., 3%, 12/03/18 (n)	350,000	354,836
Rabobank Nederland N.V., 3.95%, 11/09/22	4,408,000	4,427,029

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
U.S. Bank NA Cincinnati, 2.8%, 1/27/25	$2,136,000	$2,074,033
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/25 (z)	4,836,000	4,810,679

		$69,973,399

Pharmaceuticals – 2.8%
AbbVie, Inc., 4.5%, 5/14/35	$4,677,000	$4,514,731
Actavis Funding SCS, 4.85%, 6/15/44	1,631,000	1,486,537
Actavis Funding SCS, 4.55%, 3/15/35	2,232,000	2,053,576
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	2,779,000	2,793,832
Biogen, Inc., 5.2%, 9/15/45	4,888,000	4,932,227
Celgene Corp., 2.875%, 8/15/20	13,158,000	13,277,383
Celgene Corp., 1.9%, 8/15/17	5,062,000	5,098,968
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	21,349,000	23,057,774
Gilead Sciences, Inc., 2.35%, 2/01/20	817,000	822,862
Gilead Sciences, Inc., 4.75%, 3/01/46	3,545,000	3,561,350
Gilead Sciences, Inc., 4.8%, 4/01/44	6,643,000	6,681,742
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	2,875,000	2,731,250
VPII Escrow Corp., 6.75%, 8/15/18 (z)	3,795,000	3,861,413

		$74,873,645

Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 6%, 8/15/40	$826,000	$454,300
Teck Resources Ltd., 5.4%, 2/01/43	3,323,000	1,827,650

		$2,281,950

Real Estate – Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$2,417,000	$2,481,894

Real Estate – Healthcare – 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$5,515,000	$5,395,562
HCP, Inc., REIT, 5.375%, 2/01/21	1,134,000	1,256,018

		$6,651,580

Real Estate – Office – 0.4%
Boston Properties LP, REIT, 3.8%, 2/01/24	$3,803,000	$3,869,397
Boston Properties LP, REIT, 3.7%, 11/15/18	5,395,000	5,653,221

		$9,522,618

Real Estate – Other – 0.0%
Liberty Property LP, REIT, 5.5%, 12/15/16	$1,013,000	$1,060,274

Real Estate – Retail – 0.7%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/22	$4,811,000	$4,854,467
DDR Corp., REIT, 3.375%, 5/15/23	6,575,000	6,287,824
DDR Corp., REIT, 4.625%, 7/15/22	2,365,000	2,476,992
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	3,213,000	4,040,084

		$17,659,367

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Restaurants – 0.2%
YUM! Brands, Inc., 5.35%, 11/01/43	$6,259,000	$6,010,249

Retailers – 1.0%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$7,156,000	$6,777,712
Cencosud S.A., 5.5%, 1/20/21	2,785,000	2,893,061
Dollar General Corp., 3.25%, 4/15/23	3,635,000	3,463,959
Gap, Inc., 5.95%, 4/12/21	7,230,000	7,826,258
Home Depot, Inc., 2.625%, 6/01/22	4,732,000	4,729,951

		$25,690,941

Specialty Chemicals – 0.1%
Mexichem S.A.B. de C.V., 6.75%, 9/19/42 (n)	$3,236,000	$3,138,920

Supermarkets – 0.1%
Kroger Co., 3.85%, 8/01/23	$2,248,000	$2,321,523

Telecommunications – Wireless – 0.6%
American Tower Corp., REIT, 5%, 2/15/24	$7,009,000	$7,364,006
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	952,000	1,028,326
MTS International Funding Ltd., 5%, 5/30/23 (n)	4,798,000	4,306,205
SBA Tower Trust, 2.898%, 10/15/44 (n)	4,229,000	4,242,490

		$16,941,027

Tobacco – 1.4%
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	$7,775,000	$7,848,637
Reynolds American, Inc., 8.125%, 6/23/19 (n)	3,344,000	3,959,895
Reynolds American, Inc., 6.75%, 6/15/17	7,300,000	7,902,557
Reynolds American, Inc., 4.45%, 6/12/25	4,148,000	4,340,281
Reynolds American, Inc., 5.85%, 8/15/45	3,846,000	4,278,944
Reynolds American, Inc., 4%, 6/12/22	8,396,000	8,773,132

		$37,103,446

Transportation – Services – 0.4%
ERAC USA Finance LLC, 7%, 10/15/37 (n)	$2,690,000	$3,345,101
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	1,612,000	1,636,539
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	7,405,000	5,961,025

		$10,942,665

U.S. Government Agencies and Equivalents – 2.4%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$828,309	$833,680
Small Business Administration, 5.11%, 4/01/25	56,216	61,321
Small Business Administration, 4.625%, 2/01/25	68,039	72,755

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.86%, 1/01/25	$66,316	$71,129
Small Business Administration, 4.99%, 9/01/24	26,884	29,209
Small Business Administration, 4.34%, 3/01/24	39,333	41,547
Small Business Administration, 4.93%, 1/01/24	23,754	25,765
Small Business Administration, 2.37%, 8/01/32	1,140,928	1,141,248
Small Business Administration, 3.21%, 9/01/30	6,402,502	6,693,703
Small Business Administration, 3.15%, 7/01/33	9,484,951	9,920,634
Small Business Administration, 3.16%, 8/01/33	9,491,029	9,934,923
Small Business Administration, 3.62%, 9/01/33	8,971,023	9,612,811
Small Business Administration, 2.85%, 9/01/31	1,343,737	1,382,428
Small Business Administration, 3.25%, 11/01/30	634,541	664,435
Small Business Administration, 2.13%, 1/01/33	4,136,375	4,079,654
Small Business Administration, 2.21%, 2/01/33	1,050,386	1,043,526
Small Business Administration, 2.22%, 3/01/33	3,885,681	3,879,229
Small Business Administration, 2.08%, 4/01/33	5,927,920	5,847,581
Small Business Administration, 2.45%, 6/01/33	7,187,220	7,219,307
Small Business Administration, 4.43%, 5/01/29	691,006	748,281

		$63,303,166

U.S. Treasury Obligations – 14.2%
U.S. Treasury Bonds, 4.5%, 2/15/36	$12,590,000	$16,508,310
U.S. Treasury Bonds, 4.75%, 2/15/37	6,576,000	8,916,819
U.S. Treasury Bonds, 4.375%, 2/15/38	17,377,000	22,345,745
U.S. Treasury Bonds, 4.5%, 8/15/39	6,125,600	7,990,876
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	527,239
U.S. Treasury Bonds, 3.125%, 2/15/42	1,300,000	1,368,149
U.S. Treasury Bonds, 2.875%, 5/15/43	21,973,600	21,903,218
U.S. Treasury Notes, 0.375%, 11/15/15	5,600,000	5,601,422
U.S. Treasury Notes, 0.875%, 12/31/16	16,433,000	16,515,379
U.S. Treasury Notes, 0.75%, 6/30/17 (f)	121,620,000	121,954,090
U.S. Treasury Notes, 2.875%, 3/31/18	2,000,000	2,102,578
U.S. Treasury Notes, 2.625%, 4/30/18	1,600,000	1,673,021
U.S. Treasury Notes, 1.5%, 8/31/18	13,955,000	14,191,579
U.S. Treasury Notes, 1.625%, 6/30/19	119,619,000	121,732,548

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1%, 8/31/19	$5,600,000	$5,560,117
U.S. Treasury Notes, 3.375%, 11/15/19	1,800,000	1,955,110
U.S. Treasury Notes, 3.625%, 2/15/20	4,200,000	4,614,040
U.S. Treasury Notes, TIPS, 2%, 1/15/16	1,478,977	1,474,856

		$376,935,096

Utilities – Electric Power – 2.3%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$6,436,000	$6,952,341
CMS Energy Corp., 5.05%, 3/15/22	5,272,000	5,793,944
CMS Energy Corp., 6.25%, 2/01/20	1,925,000	2,220,241
Constellation Energy Group, Inc., 5.15%, 12/01/20	2,487,000	2,734,897
Dominion Resources, Inc., 3.9%, 10/01/25	2,048,000	2,071,046
Dominion Resources, Inc., 3.625%, 12/01/24	6,901,000	6,898,343
EDP Finance B.V., 5.25%, 1/14/21 (n)	6,470,000	6,827,920
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	643,000	641,676
Enel Finance International S.A., 6.25%, 9/15/17 (n)	3,623,000	3,926,629

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Exelon Generation Co. LLC, 4.25%, 6/15/22	$6,123,000	$6,266,358
Pacific Gas & Electric Co., 3.25%, 6/15/23	2,431,000	2,447,383
PPL Capital Funding, Inc., 5%, 3/15/44	3,429,000	3,586,000
PPL Corp., 3.5%, 12/01/22	1,050,000	1,062,189
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	8,842,000	9,839,059
Waterford 3 Funding Corp., 8.09%, 1/02/17	32,502	32,541

		$61,300,567

Total Bonds		$2,625,031,167

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	35,896,673	$35,896,673

Total Investments		$2,660,927,840

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(1,691,202)

Net Assets – 100.0%		$2,659,236,638

(d)	In default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $379,993,988 representing 14.3% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Alm XIV Ltd., CLO, 2014-14A, “A1” , FRN, 1.723%, 7/28/26	4/02/15	$8,994,118	$8,937,038
Babson Ltd., CLO, FRN, 1.387%, 4/20/25	3/12/14-5/04/15	9,763,142	9,728,755
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	23,799	792
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	15,178	0
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	48,612	0
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	106,562	0
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07	10,735	0
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40	3/01/06	137,282	85,943
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.55%, 8/01/24	4/02/15	5,669,598	5,652,995
Commercial Mortgage Asset Trust, FRN, 0.636%, 1/17/32	4/09/12	1,824	1,665
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25	3/23/15	3,347,292	3,258,222
Dryden Senior Loan Fund, CLO, “A”, FRN, 1.668%, 1/15/25	9/19/14	7,539,835	7,508,839
Falcon Franchise Loan LLC, FRN, 30.805%, 1/05/25	1/29/03	1,561	1,961

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
First Union National Bank Commercial Mortgage Trust, FRN, 1.734%, 1/12/43	4/09/12	$3	$228
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 1.688%, 1/17/26	7/24/14-9/09/14	8,317,966	8,267,829
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.603%, 4/10/28	3/25/14	5,957,970	5,947,591
J.M. Smucker Co., 3%, 3/15/22	3/12/15	1,100,441	1,099,988
Preferred Term Securities XIX Ltd., CDO, FRN, 0.687%, 12/22/35	3/28/11	223,489	227,408
SES S.A., 5.3%, 4/04/43	1/08/14	3,179,912	3,266,297
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/25	9/21/15	4,826,971	4,810,679
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	3,795,000	3,861,413
Total Restricted Securities			$62,657,643
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 9/30/15

Futures Contracts at 9/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	385	$49,562,734	December - 2015	$(633,033)
U.S. Treasury Bond 30 yr (Short)	USD	15	2,360,156	December - 2015	(34,740)

					$(667,773)

Cleared Swap Agreements at 9/30/15

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/20	USD	14,137,200	JP Morgan Chase (a)	(1)	5% (fixed rate)	$(425,946)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by a reference obligation specified in the Market CDX North American High Yield Index.

(a)	Net unamortized premiums received by the fund amounted to $931,278.

At September 30, 2015, the fund had liquid securities with an aggregate value of $596,636 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$440,238,262	$—	$440,238,262
Non-U.S. Sovereign Debt	—	9,150	—	9,150
Municipal Bonds	—	7,383,372	—	7,383,372
U.S. Corporate Bonds	—	986,103,680	—	986,103,680
Residential Mortgage-Backed Securities	—	558,496,477	—	558,496,477
Commercial Mortgage-Backed Securities	—	270,545,608	—	270,545,608
Asset-Backed Securities (including CDOs)	—	135,527,890	—	135,527,890
Foreign Bonds	—	226,726,728	—	226,726,728
Mutual Funds	35,896,673	—	—	35,896,673
Total Investments	$35,896,673	$2,625,031,167	$—	$2,660,927,840

Other Financial Instruments
Futures Contracts	$(667,773)	$—	$—	$(667,773)
Swap Agreements	—	(425,946)	—	(425,946)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,681,127,241
Gross unrealized appreciation	40,518,587
Gross unrealized depreciation	(60,717,988)
Net unrealized appreciation (depreciation)	$(20,199,401)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	203,174,023	506,460,128	(673,737,478)	35,896,673

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$71,549	$35,896,673

QUARTERLY REPORT

September 30, 2015

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 3.2%
Honeywell International, Inc.	64,616	$6,118,488
Northrop Grumman Corp.	32,522	5,397,026
Rockwell Collins, Inc.	32,110	2,627,882
United Technologies Corp.	63,016	5,607,794

		$19,751,190

Alcoholic Beverages – 0.8%
Constellation Brands, Inc., “A”	37,554	$4,702,136

Apparel Manufacturers – 1.3%
Global Brands Group Holding Ltd. (a)	4,510,000	$938,240
Hanesbrands, Inc.	123,601	3,577,013
PVH Corp.	35,419	3,610,613

		$8,125,866

Automotive – 0.9%
Delphi Automotive PLC	38,158	$2,901,534
Harley-Davidson, Inc.	45,414	2,493,229

		$5,394,763

Biotechnology – 2.0%
Alexion Pharmaceuticals, Inc. (a)	33,131	$5,181,357
Biogen, Inc. (a)	5,481	1,599,411
Celgene Corp. (a)	54,146	5,856,973

		$12,637,741

Broadcasting – 2.1%
Nielsen Holdings PLC	77,403	$3,442,111
Time Warner, Inc.	71,839	4,938,931
Twenty-First Century Fox, Inc.	184,361	4,974,060

		$13,355,102

Brokerage & Asset Managers – 2.4%
BlackRock, Inc.	21,329	$6,344,738
Franklin Resources, Inc.	87,873	3,274,148
NASDAQ, Inc.	101,907	5,434,700

		$15,053,586

Business Services – 3.4%
Accenture PLC, “A”	50,530	$4,965,078
Equifax, Inc.	23,485	2,282,272
Fidelity National Information Services, Inc.	58,878	3,949,536
Fiserv, Inc. (a)	32,332	2,800,275
FleetCor Technologies, Inc. (a)	5,911	813,472
Gartner, Inc. (a)	37,121	3,115,566
Global Payments, Inc.	22,805	2,616,418
IMS Health Holdings, Inc. (a)	31,554	918,221

		$21,460,838

Cable TV – 2.0%
Charter Communications, Inc., “A” (a)(l)	26,513	$4,662,311
Comcast Corp., “Special A”	65,570	3,753,227
Time Warner Cable, Inc.	24,204	4,341,471

		$12,757,009

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – 1.7%
LyondellBasell Industries N.V., “A”	40,010	$3,335,234
Monsanto Co.	36,116	3,082,139
PPG Industries, Inc.	46,849	4,108,189

		$10,525,562

Computer Software – 2.6%
Adobe Systems, Inc. (a)	56,869	$4,675,769
Oracle Corp.	88,221	3,186,543
Qlik Technologies, Inc. (a)	72,129	2,629,102
Salesforce.com, Inc. (a)	81,828	5,681,318

		$16,172,732

Computer Software – Systems – 4.9%
Apple, Inc. (s)	181,765	$20,048,680
EMC Corp.	212,501	5,134,024
Hewlett-Packard Co.	110,458	2,828,829
Sabre Corp.	91,938	2,498,875

		$30,510,408

Construction – 0.5%
Sherwin-Williams Co.	13,745	$3,062,111

Consumer Products – 2.0%
Estee Lauder Cos., Inc., “A”	27,552	$2,222,895
Kimberly-Clark Corp.	35,549	3,876,263
Newell Rubbermaid, Inc.	107,354	4,263,027
Sensient Technologies Corp.	31,734	1,945,294

		$12,307,479

Consumer Services – 0.6%
Priceline Group, Inc. (a)	3,044	$3,765,002

Containers – 0.7%
Crown Holdings, Inc. (a)	89,468	$4,093,161

Electrical Equipment – 3.1%
Danaher Corp.	178,829	$15,238,019
W.W. Grainger, Inc.	20,664	4,442,967

		$19,680,986

Electronics – 1.3%
Avago Technologies Ltd.	36,371	$4,546,739
Mellanox Technologies Ltd. (a)	27,046	1,022,068
NXP Semiconductors N.V. (a)	32,643	2,842,226

		$8,411,033

Energy – Independent – 4.1%
Anadarko Petroleum Corp.	60,949	$3,680,710
Cabot Oil & Gas Corp.	90,641	1,981,412
EOG Resources, Inc.	84,422	6,145,922
EQT Corp.	28,286	1,832,084
Memorial Resource Development Corp. (a)	191,432	3,365,375
Noble Energy, Inc.	53,152	1,604,127
Pioneer Natural Resources Co.	19,013	2,312,741
Valero Energy Corp.	78,906	4,742,251

		$25,664,622

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 1.5%
Exxon Mobil Corp. (s)	129,971	$9,663,344

Food & Beverages – 3.2%
Coca-Cola Co.	185,304	$7,434,396
General Mills, Inc.	67,958	3,814,483
Mead Johnson Nutrition Co., “A”	45,076	3,173,350
Mondelez International, Inc.	137,088	5,739,875

		$20,162,104

Food & Drug Stores – 1.5%
CVS Health Corp.	58,014	$5,597,191
Walgreens Boots Alliance, Inc.	47,588	3,954,563

		$9,551,754

Gaming & Lodging – 0.1%
Wynn Resorts Ltd.	11,475	$609,552

General Merchandise – 2.7%
Costco Wholesale Corp.	38,982	$5,635,628
Dollar Tree, Inc. (a)	60,614	4,040,529
Kohl’s Corp.	45,592	2,111,366
Target Corp.	61,088	4,805,182

		$16,592,705

Health Maintenance Organizations – 1.3%
UnitedHealth Group, Inc.	69,400	$8,051,094

Insurance – 1.7%
American International Group, Inc.	100,216	$5,694,273
MetLife, Inc.	102,780	4,846,077

		$10,540,350

Internet – 5.2%
Alibaba Group Holding Ltd., ADR (a)	31,067	$1,832,021
Facebook, Inc., “A” (a)	96,936	8,714,546
Google, Inc., “A” (a)	20,666	13,192,554
Google, Inc., “C” (a)	9,824	5,977,118
LinkedIn Corp., “A” (a)	15,213	2,892,448

		$32,608,687

Machinery & Tools – 1.2%
Roper Technologies, Inc.	46,759	$7,327,135

Major Banks – 6.1%
Goldman Sachs Group, Inc.	34,189	$5,940,681
JPMorgan Chase & Co. (s)	221,764	13,520,951
PNC Financial Services Group, Inc.	56,029	4,997,787
Wells Fargo & Co.	264,527	13,583,461

		$38,042,880

Medical & Health Technology & Services – 1.4%
Henry Schein, Inc. (a)	21,986	$2,917,982
McKesson Corp.	29,902	5,532,767

		$8,450,749

Medical Equipment – 3.8%
Cooper Cos., Inc.	21,454	$3,193,642
Medtronic PLC	127,594	8,541,142
PerkinElmer, Inc.	52,105	2,394,746
Stryker Corp.	72,204	6,794,396

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	9,764	$1,193,942
VWR Corp. (a)	52,496	1,348,622

		$23,466,490

Natural Gas – Distribution – 0.5%
Sempra Energy	29,429	$2,846,373

Natural Gas – Pipeline – 0.4%
Williams Cos., Inc.	63,658	$2,345,797

Network & Telecom – 1.1%
Cisco Systems, Inc.	272,782	$7,160,528

Oil Services – 0.9%
Halliburton Co.	64,673	$2,286,191
Schlumberger Ltd.	47,028	3,243,521

		$5,529,712

Other Banks & Diversified Financials – 5.9%
American Express Co.	108,609	$8,051,185
Discover Financial Services	58,672	3,050,357
Fifth Third Bancorp	177,228	3,351,381
PrivateBancorp, Inc.	85,207	3,265,984
Visa, Inc., “A”	235,476	16,403,258
Wintrust Financial Corp.	50,026	2,672,889

		$36,795,054

Pharmaceuticals – 6.3%
Allergan PLC (a)	36,489	$9,918,075
Bristol-Myers Squibb Co.	118,861	7,036,571
Eli Lilly & Co.	115,950	9,703,856
Merck & Co., Inc.	159,824	7,893,707
Valeant Pharmaceuticals International, Inc. (a)	25,979	4,634,134

		$39,186,343

Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	16,247	$2,332,582
Union Pacific Corp.	75,522	6,676,900

		$9,009,482

Real Estate – 0.5%
Plum Creek Timber Co. Inc., REIT	84,870	$3,353,214

Restaurants – 1.3%
Aramark	107,929	$3,199,016
YUM! Brands, Inc.	65,508	5,237,365

		$8,436,381

Specialty Chemicals – 0.9%
Albemarle Corp.	49,655	$2,189,786
W.R. Grace & Co. (a)	33,988	3,162,583

		$5,352,369

Specialty Stores – 4.1%
Amazon.com, Inc. (a)	14,338	$7,339,479
American Eagle Outfitters, Inc.	136,295	2,130,291
AutoZone, Inc. (a)	6,961	5,038,581
Gap, Inc.	79,155	2,255,918
Ross Stores, Inc.	72,526	3,515,335

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – continued
Sally Beauty Holdings, Inc. (a)	90,210	$2,142,488
Urban Outfitters, Inc. (a)	101,838	2,992,000

		$25,414,092

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	52,812	$4,646,400

Telephone Services – 1.2%
Verizon Communications, Inc.	168,509	$7,331,827

Tobacco – 1.8%
Philip Morris International, Inc.	82,314	$6,529,970
Reynolds American, Inc.	108,855	4,819,011

		$11,348,981

Utilities – Electric Power – 2.4%
American Electric Power Co., Inc.	65,083	$3,700,619
CMS Energy Corp.	137,740	4,864,977
NextEra Energy, Inc.	46,320	4,518,516
NRG Energy, Inc.	125,884	1,869,377

		$14,953,489

Total Common Stocks		$616,208,213

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.4%
Telephone Services – 0.4%
Frontier Communications Corp., 11.13% (a)	23,254	$2,166,110

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	2,014,191	$2,014,191

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	990,350	$990,350

Total Investments		$621,378,864

SECURITIES SOLD SHORT – (0.2)%
Telecommunications – Wireless – (0.2)%
Crown Castle International Corp., REIT	(13,028)	$(1,027,518)

OTHER ASSETS, LESS LIABILITIES – 0.6%		3,818,222

Net Assets – 100.0%		$624,169,568

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2015, the fund had cash collateral of $8,571 and other liquid securities with an aggregate value of $1,964,586 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$605,795,120	$—	$—	$605,795,120
Canada	6,966,716	—	—	6,966,716
Netherlands	2,842,226	—	—	2,842,226
China	1,832,021	—	—	1,832,021
Hong Kong	—	938,240	—	938,240
Mutual Funds	3,004,541	—	—	3,004,541
Total Investments	$620,440,624	$938,240	$—	$621,378,864
Short Sales	$(1,027,518)	$—	$—	$(1,027,518)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$524,298,571
Gross unrealized appreciation	124,887,796
Gross unrealized depreciation	(27,807,503)
Net unrealized appreciation (depreciation)	$97,080,293

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,802,369	87,551,654	(88,339,832)	2,014,191

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,297	$2,014,191

5

QUARTERLY REPORT

September 30, 2015

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 59.6%
Aerospace – 2.9%
General Dynamics Corp.	38,192	$5,268,575
Honeywell International, Inc.	211,814	20,056,668
Lockheed Martin Corp.	82,408	17,084,002
Northrop Grumman Corp.	93,318	15,486,122
United Technologies Corp.	211,136	18,788,993

		$76,684,360

Alcoholic Beverages – 0.4%
Diageo PLC	404,837	$10,842,842

Automotive – 1.6%
Delphi Automotive PLC	120,864	$9,190,499
General Motors Co.	75,142	2,255,763
Hyundai Motor Co. Ltd.	29,206	4,062,176
Johnson Controls, Inc.	246,418	10,191,848
Kia Motors Corp.	143,732	6,519,695
LKQ Corp. (a)	115,380	3,272,177
Magna International, Inc.	154,888	7,429,285

		$42,921,443

Broadcasting – 1.3%
Omnicom Group, Inc.	135,489	$8,928,725
Time Warner, Inc.	169,861	11,677,944
Twenty-First Century Fox, Inc.	124,263	3,352,616
Viacom, Inc., “B”	51,543	2,224,080
Walt Disney Co.	76,100	7,777,420

		$33,960,785

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	28,417	$8,453,205
Blackstone Group LP	75,536	2,392,225
Franklin Resources, Inc.	221,644	8,258,455
NASDAQ, Inc.	88,378	4,713,199

		$23,817,084

Business Services – 1.2%
Accenture PLC, “A”	235,973	$23,186,707
Equifax, Inc.	10,949	1,064,024
Fidelity National Information Services, Inc.	55,932	3,751,919
Fiserv, Inc. (a)	48,052	4,161,784

		$32,164,434

Cable TV – 1.5%
Comcast Corp., “Special A”	473,419	$27,098,504
Time Warner Cable, Inc.	65,788	11,800,394

		$38,898,898

Chemicals – 2.2%
3M Co.	124,343	$17,628,107
Celanese Corp.	57,054	3,375,885
E.I. du Pont de Nemours & Co.	65,098	3,137,724
LyondellBasell Industries N.V., “A”	150,165	12,517,754
Monsanto Co.	22,702	1,937,389

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	203,789	$17,870,257

		$56,467,116

Computer Software – 1.0%
Aspen Technology, Inc. (a)	59,478	$2,254,811
CA, Inc.	109,886	2,999,888
Microsoft Corp.	191,771	8,487,784
Oracle Corp.	255,909	9,243,433
Symantec Corp.	175,205	3,411,241

		$26,397,157

Computer Software – Systems – 1.6%
Apple, Inc.	59,423	$6,554,357
EMC Corp.	101,219	2,445,451
Hewlett-Packard Co.	114,616	2,935,316
International Business Machines Corp.	93,058	13,490,618
Sabre Corp.	164,655	4,475,323
Seagate Technology PLC	66,946	2,999,181
Western Digital Corp.	117,870	9,363,593

		$42,263,839

Construction – 0.3%
Owens Corning	41,380	$1,734,236
Stanley Black & Decker, Inc.	52,515	5,092,905

		$6,827,141

Consumer Products – 0.4%
Kimberly-Clark Corp.	34,357	$3,746,287
Newell Rubbermaid, Inc.	30,000	1,191,300
Procter & Gamble Co.	34,072	2,451,140
Reckitt Benckiser Group PLC	36,984	3,349,578

		$10,738,305

Containers – 0.1%
Crown Holdings, Inc. (a)	55,501	$2,539,171

Electrical Equipment – 1.7%
Danaher Corp.	310,304	$26,441,004
Pentair PLC	87,291	4,455,333
Siemens AG	44,737	3,996,129
Tyco International PLC	254,969	8,531,263

		$43,423,729

Electronics – 1.6%
Analog Devices, Inc.	20,653	$1,165,036
Broadcom Corp., “A”	120,890	6,217,373
Intel Corp.	105,204	3,170,849
Maxim Integrated Products, Inc.	79,755	2,663,817
Microchip Technology, Inc.	260,141	11,209,476
NVIDIA Corp.	28,000	690,200
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	325,519	6,754,519
Texas Instruments, Inc.	203,184	10,061,672

		$41,932,942

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 1.7%
Anadarko Petroleum Corp.	79,938	$4,827,456
Canadian Natural Resources Ltd.	70,218	1,365,740
Crescent Point Energy Corp. (l)	301,492	3,449,819
EOG Resources, Inc.	73,250	5,332,600
EQT Corp.	43,781	2,835,695
Marathon Petroleum Corp.	87,493	4,053,551
Noble Energy, Inc.	119,969	3,620,664
Occidental Petroleum Corp.	114,455	7,571,198
Valero Energy Corp.	207,885	12,493,889

		$45,550,612

Energy – Integrated – 1.3%
Chevron Corp.	163,070	$12,862,962
Exxon Mobil Corp.	217,519	16,172,538
Royal Dutch Shell PLC, “A”	237,963	5,594,064

		$34,629,564

Food & Beverages – 2.2%
Archer Daniels Midland Co.	36,694	$1,520,966
Coca-Cola Co.	80,145	3,215,417
Danone S.A.	104,937	6,615,615
General Mills, Inc.	309,293	17,360,616
Ingredion, Inc.	30,727	2,682,774
Kellogg Co.	70,998	4,724,917
McCormick & Co., Inc.	45,483	3,737,793
Mondelez International, Inc.	88,333	3,698,503
Nestle S.A.	186,742	14,035,349

		$57,591,950

Food & Drug Stores – 1.3%
CVS Health Corp.	316,334	$30,519,904
Kroger Co.	98,942	3,568,838

		$34,088,742

Gaming & Lodging – 0.1%
Hilton Worldwide Holdings, Inc.	86,684	$1,988,531

General Merchandise – 1.5%
Kohl’s Corp.	277,527	$12,852,275
Target Corp.	321,768	25,310,271

		$38,162,546

Health Maintenance Organizations – 0.1%
Health Net, Inc. (a)	48,667	$2,930,727

Insurance – 4.0%
ACE Ltd.	146,729	$15,171,779
Aon PLC	118,728	10,520,488
Chubb Corp.	42,099	5,163,442
Delta Lloyd N.V.	237,143	1,988,171
MetLife, Inc.	561,155	26,458,458
Prudential Financial, Inc.	190,101	14,487,597
Suncorp-Metway Ltd.	383,055	3,300,496
Travelers Cos., Inc.	149,634	14,893,072
Validus Holdings Ltd.	174,389	7,859,712
Zurich Insurance Group AG	21,582	5,296,957

		$105,140,172

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.1%
Google, Inc., “A” (a)	5,711	$3,645,731

Leisure & Toys – 0.4%
Electronic Arts, Inc. (a)	81,788	$5,541,137
Hasbro, Inc.	56,815	4,098,634

		$9,639,771

Machinery & Tools – 1.0%
Allison Transmission Holdings, Inc.	244,189	$6,517,404
Caterpillar, Inc.	37,563	2,455,118
Deere & Co.	18,905	1,398,970
Eaton Corp. PLC	139,137	7,137,728
Illinois Tool Works, Inc.	102,493	8,436,199
Parker Hannifin Corp.	13,054	1,270,154

		$27,215,573

Major Banks – 7.1%
Bank of America Corp.	433,119	$6,747,994
Bank of New York Mellon Corp.	387,547	15,172,465
BOC Hong Kong Holdings Ltd.	541,500	1,601,829
Goldman Sachs Group, Inc.	103,629	18,006,575
HSBC Holdings PLC	462,595	3,489,854
JPMorgan Chase & Co.	1,081,413	65,933,751
Morgan Stanley	139,669	4,399,574
PNC Financial Services Group, Inc.	84,031	7,495,565
Standard Chartered PLC	153,327	1,486,306
State Street Corp.	156,809	10,539,133
Sumitomo Mitsui Financial Group, Inc.	145,000	5,519,786
Wells Fargo & Co.	871,628	44,758,098

		$185,150,930

Medical & Health Technology & Services – 0.5%
Community Health Systems, Inc. (a)	50,759	$2,170,962
Express Scripts Holding Co. (a)	109,069	8,830,226
McKesson Corp.	15,253	2,822,263

		$13,823,451

Medical Equipment – 2.3%
Abbott Laboratories	333,045	$13,395,070
Cooper Cos., Inc.	23,290	3,466,949
Medtronic PLC	240,720	16,113,797
St. Jude Medical, Inc.	142,233	8,973,480
Thermo Fisher Scientific, Inc.	125,379	15,331,344
Zimmer Biomet Holdings, Inc.	42,482	3,990,334

		$61,270,974

Metals & Mining – 0.1%
Rio Tinto Ltd.	110,124	$3,681,639

Natural Gas – Distribution – 0.2%
Engie (l)	234,271	$3,780,021

Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	76,370	$2,814,235
Williams Partners LP	73,001	2,330,192

		$5,144,427

Network & Telecom – 0.6%
Cisco Systems, Inc.	558,293	$14,655,191

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 0.4%
Baker Hughes, Inc.	8,417	$438,021
National Oilwell Varco, Inc.	70,450	2,652,443
Noble Corp. PLC (l)	144,284	1,574,138
Schlumberger Ltd.	85,589	5,903,073

		$10,567,675

Other Banks & Diversified Financials – 1.8%
American Express Co.	149,239	$11,063,087
BB&T Corp.	122,188	4,349,893
Citigroup, Inc.	105,079	5,212,969
Discover Financial Services	113,631	5,907,676
SunTrust Banks, Inc.	62,007	2,371,148
U.S. Bancorp	246,723	10,118,110
Visa, Inc., “A”	128,023	8,918,082

		$47,940,965

Pharmaceuticals – 5.0%
Allergan PLC (a)	20,035	$5,445,713
Bayer AG	25,627	3,277,344
Bristol-Myers Squibb Co.	311,583	18,445,714
Eli Lilly & Co.	245,027	20,506,310
Indivior PLC	36,984	126,777
Johnson & Johnson	332,562	31,044,663
Merck & Co., Inc.	547,177	27,025,072
Novartis AG	19,457	1,784,789
Pfizer, Inc.	625,266	19,639,605
Roche Holding AG	5,584	1,472,489
Valeant Pharmaceuticals International, Inc. (a)	13,929	2,484,655

		$131,253,131

Printing & Publishing – 0.0%
McGraw-Hill Cos., Inc.	11,068	$957,382
Time, Inc.	6,245	118,967

		$1,076,349

Railroad & Shipping – 0.3%
Canadian National Railway Co. (l)	50,133	$2,845,549
Union Pacific Corp.	66,561	5,884,658

		$8,730,207

Real Estate – 0.5%
Home Properties, Inc., REIT	49,519	$3,701,545
Hospitality Properties Trust, REIT	89,292	2,284,089
Medical Properties Trust, Inc., REIT	324,228	3,585,962
Starwood Property Trust, Inc., REIT	118,691	2,435,539

		$12,007,135

Restaurants – 0.7%
Aramark	118,325	$3,507,153
Darden Restaurants, Inc.	27,505	1,885,193
McDonald’s Corp.	54,906	5,409,888
YUM! Brands, Inc.	76,386	6,107,061

		$16,909,295

Specialty Chemicals – 0.4%
Axalta Coating Systems Ltd. (a)	152,928	$3,875,196
Marine Harvest	246,661	3,140,776

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Praxair, Inc.	20,297	$2,067,452

		$9,083,424

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	11,645	$2,207,077
Amazon.com, Inc. (a)	15,852	8,114,480
American Eagle Outfitters, Inc.	667,129	10,427,226
Bed Bath & Beyond, Inc. (a)	20,228	1,153,401

		$21,902,184

Telecommunications – Wireless – 0.1%
Vodafone Group PLC	712,786	$2,247,647

Telephone Services – 1.5%
AT&T, Inc.	114,121	$3,718,062
Frontier Communications Corp.	519,507	2,467,658
TDC A.S.	445,814	2,294,717
Telefonica Brasil S.A., ADR	303,551	2,771,421
Verizon Communications, Inc.	621,608	27,046,164

		$38,298,022

Tobacco – 2.6%
Altria Group, Inc.	279,020	$15,178,688
Imperial Tobacco Group PLC	19,760	1,020,212
Japan Tobacco, Inc.	220,000	6,843,722
Philip Morris International, Inc.	496,671	39,400,910
Reynolds American, Inc.	110,891	4,909,145

		$67,352,677

Trucking – 0.4%
United Parcel Service, Inc., “B”	117,652	$11,611,076

Utilities – Electric Power – 1.7%
American Electric Power Co., Inc.	218,771	$12,439,319
Duke Energy Corp.	89,659	6,450,068
Edison International	30,745	1,939,087
Exelon Corp.	226,452	6,725,624
NRG Energy, Inc.	112,107	1,664,789
PG&E Corp.	30,034	1,585,795
PPL Corp.	316,935	10,423,992
Public Service Enterprise Group, Inc.	78,690	3,317,570

		$44,546,244

Total Common Stocks		$1,561,495,829

BONDS – 38.8%
Agency – Other – 0.1%
Financing Corp., 9.65%, 11/02/18	$1,275,000	$1,604,642

Asset-Backed & Securitized – 2.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40 (z)	$2,805,487	$1,756,334
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	65,162	2,816
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.596%, 1/30/25 (z)	2,547,000	2,525,310
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	3,050,000	3,220,733
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	4,261,918	4,400,541

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	$3,980,975	$4,158,662
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/40	5,852,223	6,166,019
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	2,316,427	2,382,857
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25 (z)	3,273,000	3,211,788
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	1,735,000	1,760,858
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	1,465,000	1,485,879
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	1,018,194	996,008
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	5,978,000	6,190,667
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	4,243,101	4,326,699
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.445%, 4/25/25 (z)	2,971,000	2,926,548
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	4,880,000	5,034,881
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 5/12/45	824,467	842,189
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	415,366	415,704
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	777,548	806,506
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 4/15/43	3,514,003	3,537,641
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.031%, 6/12/50	124,835	125,126
Morgan Stanley Capital I, Inc., FRN, 1.126%, 11/15/30 (i)(n)	3,905,199	70,708
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/35	2,111,732	1,723,245
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51	740,671	773,877
Wachovia Bank Commercial Mortgage Trust, FRN, 5.901%, 6/15/49	4,011,472	4,204,797
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	4,315,766	4,440,561

		$67,486,954

Automotive – 0.2%
Toyota Motor Credit Corp., 3.4%, 9/15/21	$3,170,000	$3,299,292
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	3,032,000	2,987,742

		$6,287,034

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/25	$2,839,000	$3,714,897
Grupo Televisa S.A.B., 5%, 5/13/45	1,122,000	1,013,593

		$4,728,490

Cable TV – 0.3%
Comcast Corp., 2.85%, 1/15/23	$3,520,000	$3,506,856
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	2,855,000	3,311,443

		$6,818,299

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 5/04/43	$1,303,000	$1,188,319

Conglomerates – 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,096,000	$1,086,177
General Electric Co., 2.7%, 10/09/22	2,780,000	2,787,017

		$3,873,194

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$3,463,000	$3,588,638

Emerging Market Quasi-Sovereign – 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$3,630,000	$3,663,636
Petroleos Mexicanos, 3.125%, 1/23/19	1,277,000	1,249,864
Petroleos Mexicanos, 8%, 5/03/19	2,671,000	3,023,305
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	913,644	936,109
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	2,591,000	2,632,718

		$11,505,632

Emerging Market Sovereign – 0.1%
Republic of Peru, 7.35%, 7/21/25	$287,000	$358,033
United Mexican States, 4.75%, 3/08/44	2,089,000	1,906,213

		$2,264,246

Energy – Independent – 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,638,000	$1,767,615
Apache Corp., 3.25%, 4/15/22	1,493,000	1,453,550
Apache Corp., 4.75%, 4/15/43	1,141,000	1,029,597

		$4,250,762

Energy – Integrated – 0.7%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,054,000	$1,158,720
BP Capital Markets PLC, 4.742%, 3/11/21	3,027,000	3,348,731
Chevron Corp., 0.49%, 11/15/17	5,248,000	5,232,009
Petro-Canada, 6.05%, 5/15/18	1,942,000	2,134,578
Total Capital International S.A., 1.55%, 6/28/17	3,169,000	3,192,207
Total Capital International S.A., 3.75%, 4/10/24	3,360,000	3,469,197

		$18,535,442

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – 0.2%
General Electric Capital Corp., 3.1%, 1/09/23	$1,689,000	$1,726,948
General Electric Capital Corp., FRN, 0.903%, 1/09/20	3,877,000	3,880,202

		$5,607,150

Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$3,600,000	$5,200,110
Diageo Capital PLC, 2.625%, 4/29/23	1,270,000	1,223,651
J.M. Smucker Co., 3.5%, 3/15/25 (z)	1,794,000	1,782,841
Kraft Foods Group, Inc., 3.5%, 6/06/22	1,463,000	1,492,617
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	756,000	769,305

		$10,468,524

Food & Drug Stores – 0.3%
CVS Health Corp., 3.875%, 7/20/25	$3,759,000	$3,874,807
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	2,550,000	2,583,619
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	1,318,000	1,249,421

		$7,707,847

Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/22	$5,088,000	$5,614,364
American International Group, Inc., 4.125%, 2/15/24	2,620,000	2,752,517

		$8,366,881

Insurance – Health – 0.2%
UnitedHealth Group, Inc., 3.75%, 7/15/25	$3,987,000	$4,121,111
WellPoint, Inc., 3.3%, 1/15/23	2,122,000	2,099,904

		$6,221,015

Insurance – Property & Casualty – 0.4%
ACE Ltd., 2.7%, 3/13/23	$3,560,000	$3,453,232
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	1,699,000	1,757,152
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	3,270,000	3,606,764
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	1,514,000	1,537,467

		$10,354,615

International Market Quasi-Sovereign – 0.5%
KFW International Finance, Inc., 4.875%, 6/17/19	$4,560,000	$5,143,384
Statoil A.S.A., 3.7%, 3/01/24	2,818,000	2,896,053
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	6,400,000	6,320,365

		$14,359,802

International Market Sovereign – 0.0%
Republic of Iceland, 4.875%, 6/16/16 (n)	$1,108,000	$1,132,120

Issuer	Shares/Par	Value ($)

BONDS – continued
Internet – 0.1%
Baidu, Inc., 3.5%, 11/28/22	$3,950,000	$3,856,772

Local Authorities – 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$3,685,000	$5,095,544

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$2,786,000	$2,957,980

Major Banks – 1.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$1,800,000	$1,800,288
Bank of America Corp., 5.49%, 3/15/19	2,989,000	3,283,455
Bank of America Corp., 4.1%, 7/24/23	3,870,000	4,020,891
Bank of America Corp., 4.125%, 1/22/24	5,102,000	5,333,590
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)	1,842,000	2,136,720
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	3,520,000	3,788,400
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,227,000	4,439,326
ING Bank N.V., 5.8%, 9/25/23 (n)	3,438,000	3,727,449
JPMorgan Chase & Co., 6.3%, 4/23/19	3,410,000	3,877,231
Morgan Stanley, 3.875%, 4/29/24	3,188,000	3,256,258
Morgan Stanley, 6.625%, 4/01/18	4,287,000	4,773,720
Morgan Stanley, 4%, 7/23/25	1,206,000	1,232,524
PNC Funding Corp., 5.625%, 2/01/17	3,348,000	3,525,923
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	1,743,000	1,743,000

		$46,938,775

Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 6.375%, 8/01/19	$3,950,000	$4,515,292
Becton, Dickinson and Co., 2.675%, 12/15/19	1,842,000	1,862,603
Express Scripts Holding Co., 2.65%, 2/15/17	3,087,000	3,137,821
Laboratory Corp. of America Holdings, 3.2%, 2/01/22	2,640,000	2,627,716

		$12,143,432

Medical Equipment – 0.3%
Medtronic, Inc., 4.375%, 3/15/35	$3,083,000	$3,116,583
Zimmer Holdings, Inc., 3.55%, 4/01/25	3,762,000	3,683,833

		$6,800,416

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$3,570,000	$2,655,188

Midstream – 0.7%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$3,780,000	$3,587,262
Energy Transfer Partners LP, 3.6%, 2/01/23	1,975,000	1,778,017
Energy Transfer Partners LP, 4.9%, 2/01/24	1,270,000	1,210,842

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – continued
Enterprise Products Operating LP, 6.5%, 1/31/19	$2,995,000	$3,359,048
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	1,369,000	1,241,569
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	1,023,000	1,065,906
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	1,661,000	1,710,426
Spectra Energy Capital LLC, 8%, 10/01/19	2,734,000	3,194,479

		$17,147,549

Mortgage-Backed – 12.0%
Fannie Mae, 4%, 9/01/40 - 7/01/43	$3,973,385	$4,244,388
Fannie Mae, 3.5%, 7/01/43	2,189,903	2,289,160
Fannie Mae, 5.653%, 2/01/16	404,629	405,053
Fannie Mae, 5.5%, 7/01/16 - 4/01/40	23,751,103	26,617,985
Fannie Mae, 5.733%, 7/01/16	853,929	865,154
Fannie Mae, 5.27%, 12/01/16	1,560,781	1,616,988
Fannie Mae, 5.05%, 1/01/17	457,638	472,914
Fannie Mae, 5.599%, 1/01/17	223	223
Fannie Mae, 6%, 1/01/17 - 7/01/37	12,417,075	14,035,960
Fannie Mae, 3.8%, 2/01/18	313,563	329,894
Fannie Mae, 3.91%, 2/01/18	457,875	481,939
Fannie Mae, 5%, 2/01/18 - 3/01/41	10,477,447	11,502,068
Fannie Mae, 4.5%, 4/01/18 - 4/01/44	19,397,317	21,098,310
Fannie Mae, 2.578%, 9/25/18	2,388,000	2,473,115
Fannie Mae, 4.6%, 9/01/19	482,700	531,672
Fannie Mae, 2.59%, 5/01/23	483,545	495,503
Fannie Mae, 3%, 3/01/27 - 4/01/30	3,148,516	3,290,236
Fannie Mae, 2.5%, 2/01/28 - 5/01/30	3,023,544	3,104,812
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	3,643,897	4,239,754
Fannie Mae, 4%, 12/01/40 - 2/01/45	24,618,575	26,281,751
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	5,940,845	6,223,689
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	11,129,957	11,631,836
Fannie Mae, TBA, 3%, 11/01/30	2,891,000	3,005,623
Fannie Mae, TBA, 4%, 1/01/42 - 11/01/44	8,812,590	9,414,637
Freddie Mac, 4%, 4/01/44 - 9/01/44	11,081,683	11,812,518
Freddie Mac, 6%, 4/01/16 - 6/01/37	5,521,481	6,212,530
Freddie Mac, 5%, 12/01/17 - 7/01/39	6,128,753	6,712,079
Freddie Mac, 3.154%, 2/25/18	410,522	427,207
Freddie Mac, 4.5%, 5/01/18 - 10/01/39	4,638,510	4,964,727
Freddie Mac, 2.412%, 8/25/18	1,820,000	1,871,579
Freddie Mac, 5.5%, 1/01/19 - 2/01/37	4,988,704	5,538,284
Freddie Mac, 5.085%, 3/25/19	4,316,000	4,824,546
Freddie Mac, 2.456%, 8/25/19	500,000	515,511
Freddie Mac, 1.869%, 11/25/19	1,266,000	1,278,494
Freddie Mac, 2.791%, 1/25/22	1,485,000	1,540,457
Freddie Mac, 2.51%, 11/25/22	1,272,000	1,287,066
Freddie Mac, 3.111%, 2/25/23	2,136,000	2,240,416
Freddie Mac, 3.32%, 2/25/23	618,000	656,731
Freddie Mac, 3.25%, 4/25/23	2,474,000	2,617,455
Freddie Mac, 3.458%, 8/25/23	2,553,000	2,729,719
Freddie Mac, 3.171%, 10/25/24	1,304,000	1,355,427

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.67%, 12/25/24	$1,561,000	$1,559,345
Freddie Mac, 6.5%, 5/01/34 - 2/01/38	2,298,796	2,671,276
Freddie Mac, 4%, 11/01/40 - 11/01/43	11,904,929	12,710,822
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	16,355,944	17,104,869
Freddie Mac, 3%, 3/01/43 - 5/01/43	11,835,787	12,025,147
Freddie Mac, TBA, 3%, 10/01/30	8,152,000	8,480,625
Freddie Mac, TBA, 3.5%, 12/01/45	1,900,000	1,968,356
Freddie Mac, TBA, 4%, 12/01/45	1,700,000	1,802,484
Ginnie Mae, 4%, 2/20/42	168,643	180,886
Ginnie Mae, 3%, 2/15/43 - 6/20/43	5,206,128	5,343,138
Ginnie Mae, 6%, 9/15/32 - 1/15/38	4,019,462	4,604,409
Ginnie Mae, 5.5%, 5/15/33 - 10/15/35	2,674,678	3,052,394
Ginnie Mae, 4.5%, 7/20/33 - 1/20/41	7,250,713	7,923,782
Ginnie Mae, 5%, 7/20/33 - 12/15/34	901,589	1,007,800
Ginnie Mae, 4%, 1/20/41 - 4/20/41	7,710,361	8,285,291
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	11,050,971	11,614,162
Ginnie Mae, 3%, 7/20/43	741,558	760,861
Ginnie Mae, TBA, 4%, 10/01/45	619,000	659,489

		$312,992,546

Network & Telecom – 0.4%
AT&T, Inc., 3%, 6/30/22	$2,565,000	$2,502,424
AT&T, Inc., 3.4%, 5/15/25	2,565,000	2,448,282
Verizon Communications, Inc., 6.4%, 9/15/33	4,093,000	4,688,924

		$9,639,630

Other Banks & Diversified Financials – 0.9%
Banco de Credito del Peru, 5.375%, 9/16/20	$2,967,000	$3,181,217
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	2,890,000	3,128,425
Capital One Financial Corp., 6.15%, 9/01/16	4,542,000	4,731,138
Citigroup, Inc., 2.5%, 9/26/18	2,450,000	2,482,534
Discover Bank, 4.2%, 8/08/23	1,540,000	1,585,644
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,106,000	4,064,978
Swedbank AB, 2.125%, 9/29/17 (n)	821,000	830,187
U.S. Bancorp, 3.7%, 1/30/24	2,301,000	2,408,935

		$22,413,058

Pharmaceuticals – 0.7%
AbbVie, Inc., 1.2%, 11/06/15	$2,310,000	$2,310,989
AbbVie, Inc., 3.6%, 5/14/25	1,783,000	1,758,514
Actavis Funding SCS, 3.8%, 3/15/25	1,429,000	1,380,470
Actavis Funding SCS, 4.85%, 6/15/44	1,653,000	1,506,589
Celgene Corp., 2.875%, 8/15/20	1,545,000	1,559,018
Gilead Sciences, Inc., 3.7%, 4/01/24	915,000	936,288
Gilead Sciences, Inc., 3.5%, 2/01/25	5,767,000	5,807,969
Roche Holdings, Inc., 6%, 3/01/19 (n)	701,000	796,914
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	1,416,000	1,433,189

		$17,489,940

Real Estate – Healthcare – 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$2,622,000	$2,904,127

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Retailers – 0.2%
Gap, Inc., 5.95%, 4/12/21	$2,180,000	$2,359,785
Home Depot, Inc., 3.75%, 2/15/24	1,900,000	2,016,229
Home Depot, Inc., 5.95%, 4/01/41	989,000	1,245,858

		$5,621,872

Supranational – 0.1%
Asian Development Bank, 1.125%, 3/15/17	$2,069,000	$2,083,746

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$3,560,000	$3,513,012
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	2,493,000	2,809,432
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,270,000	1,371,821
Rogers Communications, Inc., 6.8%, 8/15/18	5,026,000	5,686,808

		$13,381,073

Tobacco – 0.6%
Altria Group, Inc., 2.85%, 8/09/22	$3,640,000	$3,556,364
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	3,636,000	3,688,442
Imperial Tobacco Finance PLC, 2.95%, 7/21/20 (z)	2,518,000	2,532,962
Reynolds American, Inc., 4.45%, 6/12/25	5,591,000	5,850,171

		$15,627,939

Transportation – Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/37 (n)	$2,696,000	$3,352,562

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.35%, 7/01/23	$6,536	$6,925
Small Business Administration, 4.77%, 4/01/24	408,011	437,107
Small Business Administration, 5.18%, 5/01/24	724,709	785,489
Small Business Administration, 5.52%, 6/01/24	37,481	41,220
Small Business Administration, 4.99%, 9/01/24	570,091	619,404
Small Business Administration, 4.95%, 3/01/25	18,229	19,763
Small Business Administration, 5.11%, 8/01/25	2,145,369	2,340,623

		$4,250,531

U.S. Treasury Obligations – 11.1%
U.S. Treasury Bonds, 8.5%, 2/15/20	$5,808,000	$7,593,507
U.S. Treasury Bonds, 8%, 11/15/21	723,000	992,101
U.S. Treasury Bonds, 6%, 2/15/26	777,000	1,062,062
U.S. Treasury Bonds, 6.75%, 8/15/26	2,569,000	3,732,207
U.S. Treasury Bonds, 5.375%, 2/15/31	574,000	796,620
U.S. Treasury Bonds, 4.5%, 2/15/36	1,203,000	1,577,402
U.S. Treasury Bonds, 5%, 5/15/37	1,609,000	2,256,035

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.5%, 8/15/39	$30,517,600	$39,810,362
U.S. Treasury Bonds, 2.875%, 5/15/43	24,266,500	24,188,774
U.S. Treasury Bonds, 2.5%, 2/15/45	10,673,000	9,825,553
U.S. Treasury Notes, 5.125%, 5/15/16	488,000	502,850
U.S. Treasury Notes, 0.875%, 12/31/16	16,562,000	16,645,025
U.S. Treasury Notes, 0.75%, 6/30/17	31,760,000	31,847,245
U.S. Treasury Notes, 4.75%, 8/15/17	1,507,000	1,622,400
U.S. Treasury Notes, 3.75%, 11/15/18	17,568,000	19,073,402
U.S. Treasury Notes, 2.75%, 2/15/19	6,407,000	6,764,389
U.S. Treasury Notes, 3.125%, 5/15/19	33,754,000	36,150,196
U.S. Treasury Notes, 1%, 6/30/19	39,559,000	39,364,291
U.S. Treasury Notes, 3.5%, 5/15/20	25,260,000	27,691,603
U.S. Treasury Notes, 3.125%, 5/15/21	17,180,000	18,629,116

		$290,125,140

Utilities – Electric Power – 0.8%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$1,930,000	$1,988,570
MidAmerican Funding LLC, 6.927%, 3/01/29	903,000	1,198,556
Oncor Electric Delivery Co., 7%, 9/01/22	2,810,000	3,465,076
Pacific Gas & Electric Co., 4.6%, 6/15/43	2,940,000	3,026,418
PPL Capital Funding, Inc., 5%, 3/15/44	870,000	909,834
PPL Corp., 3.4%, 6/01/23	2,940,000	2,944,401
Progress Energy, Inc., 3.15%, 4/01/22	3,893,000	3,885,413
PSEG Power LLC, 5.32%, 9/15/16	2,617,000	2,714,732
Waterford 3 Funding Corp., 8.09%, 1/02/17	912,343	913,440

		$21,046,440

Total Bonds		$1,014,873,866

PREFERRED STOCKS – 0.1%
Telephone Services – 0.1%
Telecom Italia S.p.A.	2,471,285	$2,532,216

CONVERTIBLE PREFERRED STOCKS – 0.2%
Pharmaceuticals – 0.1%
Allergan PLC, 5.5%	2,491	$2,350,159

Telephone Services – 0.1%
Frontier Communications Corp., 11.125%	16,591	$1,545,452

Total Convertible Preferred Stocks		$3,895,611

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	45,495,615	$45,495,615

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	8,276,125	$8,276,125

Total Investments		$2,636,569,262

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(17,692,496)

Net Assets – 100.0%		$2,618,876,766

7

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $67,563,851, representing 2.6% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.794%, 12/28/40	3/01/06	$2,805,487	$1,756,334
BlackRock Capital Finance LP, 7.75%, 9/25/26	8/16/13	63,733	2,816
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.596%, 1/30/25	9/26/14	2,532,567	2,525,310
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.388%, 7/15/25	9/26/14	3,229,172	3,211,788
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.445%, 4/25/25	9/26/14	2,938,593	2,926,548
Imperial Tobacco Finance PLC, 2.95%, 7/21/20	11/23/13	2,491,723	2,532,962
J.M. Smucker Co., 3.5%, 3/15/25	3/12/15	1,793,572	1,782,841
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	2,573,432	2,632,718
Total Restricted Securities			$17,371,317
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

9

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,430,921,472	$—	$—	$1,430,921,472
United Kingdom	31,838,920	—	—	31,838,920
Switzerland	22,589,585	—	—	22,589,585
Canada	17,575,048	—	—	17,575,048
Japan	—	12,363,508	—	12,363,508
South Korea	—	10,581,871	—	10,581,871
France	10,395,636	—	—	10,395,636
Germany	7,273,473	—	—	7,273,473
Taiwan	6,754,519	—	—	6,754,519
Other Countries	12,727,300	4,902,324	—	17,629,624
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	295,980,313	—	295,980,313
Non-U.S. Soverign Debt	—	31,345,546	—	31,345,546
U.S. Corporate Bonds	—	231,830,528	—	231,830,528
Residential Mortgage-Backed Securities	—	315,714,613	—	315,714,613
Comercial Mortgage-Backed Securities	—	51,098,169	—	51,098,169
Asset-Backed Securities (including CDOs)	—	13,666,718	—	13,666,718
Foreign Bonds	—	75,237,979	—	75,237,979
Mutual Funds	53,771,740	—	—	53,771,740
Total Investments	$1,593,847,693	$1,042,721,569	$—	$2,636,569,262

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $73,166,938 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At September 30, 2015, the value of securities loaned was $8,358,649. These loans were collateralized by cash of $8,276,125 and U.S. Treasury Obligations of $408,488.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,344,642,259
Gross unrealized appreciation	369,669,513
Gross unrealized depreciation	(77,742,510)
Net unrealized appreciation (depreciation)	$291,927,003

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,202,623	455,243,323	(512,950,331)	45,495,615

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$61,435	$45,495,615

10

QUARTERLY REPORT

September 30, 2015

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 89.2%
Cable TV – 6.1%
Charter Communications, Inc., “A” (a)(l)	112,503	$19,783,652
Comcast Corp., “Special A”	519,101	29,713,340
Liberty Global PLC, “C” (a)	322,248	13,218,612
Time Warner Cable, Inc.	189,402	33,973,037

		$96,688,641

Energy – Independent – 1.7%
Anadarko Petroleum Corp.	123,212	$7,440,773
Enable Midstream Partners LP	365,198	4,616,103
Noble Energy, Inc.	253,631	7,654,584
Western Gas Equity Partners LP	206,762	8,152,626

		$27,864,086

Natural Gas – Distribution – 6.9%
China Resources Gas Group Ltd.	5,722,000	$14,863,015
Engie (l)	1,038,005	16,748,470
Gas Natural SDG S.A.	332,233	6,470,661
Infraestructura Energetica Nova, S.A. de C.V	149,851	611,995
NorthWestern Corp.	161,775	8,708,348
Sempra Energy	554,680	53,648,650
Snam Rete Gas S.p.A.	1,843,477	9,463,183

		$110,514,322

Natural Gas – Pipeline – 13.8%
APA Group	792,106	$4,768,151
Columbia Pipeline Group, Inc.	694,355	12,699,753
Columbia Pipeline Partners LP	423,253	5,358,383
Enbridge, Inc.	690,155	25,625,463
Energy Transfer Equity LP	692,276	14,406,264
Energy Transfer Partners LP	587,354	24,122,629
Enterprise Products Partners LP	605,852	15,085,715
EQT GP Holdings LP	84,060	1,911,524
EQT Midstream Partners LP	68,063	4,514,619
JP Energy Partners LP	265,245	1,604,732
Kinder Morgan, Inc.	1,039,737	28,779,920
Plains All American Pipeline LP	131,121	3,983,456
Plains GP Holdings LP	1,056,413	18,487,227
SemGroup Corp., “A”	172,693	7,467,245
Sunoco Logistics Partners LP	386,604	11,080,071
Tallgrass Energy GP LP	251,138	4,990,112
Williams Cos., Inc.	591,296	21,789,258
Williams Partners LP	414,706	13,237,416

		$219,911,938

Telecommunications – Wireless – 5.1%
American Tower Corp., REIT	258,427	$22,736,407
Bharti Infratel Ltd.	431,344	2,334,147
Bharti Tele-Ventures Ltd.	701,381	3,619,602
KDDI Corp.	271,600	6,082,300
MegaFon PJSC, GDR	235,103	2,856,501
Mobile TeleSystems PJSC, ADR	1,110,034	8,014,445
Philippine Long Distance Telephone Co.	64,450	3,019,801

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – continued
SBA Communications Corp. (a)	145,597	$15,249,830
Vodafone Group PLC	5,314,402	16,758,043

		$80,671,076

Telephone Services – 7.9%
Altice N.V. (a)	76,690	$1,710,868
Altice N.V. (a)	279,252	5,842,875
Bezeq – The Israel Telecommunication Corp. Ltd.	5,998,191	11,467,501
BT Group PLC	1,462,712	9,284,560
Com Hem Holding AB	2,359,020	19,714,986
Hellenic Telecommunications Organization S.A.	1,366,809	11,912,720
PT XL Axiata Tbk (a)	23,990,000	4,282,174
Quebecor, Inc., “B”	503,538	11,021,615
TDC A.S.	2,632,995	13,552,688
Telus Corp.	206,397	6,503,555
Verizon Communications, Inc.	706,158	30,724,935

		$126,018,477

Utilities – Electric Power – 47.6%
Abengoa Yield PLC (l)	852,631	$14,111,043
AES Corp.	3,865,922	37,847,376
ALLETE, Inc.	243,357	12,287,095
Alliant Energy Corp.	65,570	3,835,189
Ameren Corp.	427,326	18,063,070
American Electric Power Co., Inc.	692,259	39,361,847
Calpine Corp. (a)	2,219,547	32,405,386
China Longyuan Power Group	6,658,000	7,196,407
CMS Energy Corp.	247,781	8,751,625
Companhia Paranaense de Energia, ADR	227,038	1,863,982
CPFL Energia S.A. (a)	1,726,052	6,474,056
Dominion Resources, Inc.	215,174	15,143,946
DTE Energy Co.	213,039	17,121,944
Dynegy, Inc. (a)	1,805,495	37,319,582
Edison International	183,126	11,549,757
EDP Renovaveis S.A.	5,538,066	36,293,985
ENEL Green Power International B.V.	2,110,317	3,987,492
Enel S.p.A.	7,590,516	33,824,778
Energias de Portugal S.A.	9,352,990	34,185,310
Energias do Brasil S.A.	2,887,884	8,362,444
Enersis S.A., ADR	192,572	2,434,110
Exelon Corp.	2,079,454	61,759,784
Iberdrola S.A.	1,446,380	9,611,449
NextEra Energy Partners LP	407,252	8,878,094
NextEra Energy, Inc.	738,671	72,057,356
NRG Energy, Inc.	2,044,655	30,363,127
NRG Yield, Inc., “A” (l)	211,893	2,362,607
NRG Yield, Inc., “C” (l)	425,709	4,942,481
OGE Energy Corp.	793,140	21,700,310
PG&E Corp.	421,544	22,257,523
PPL Corp.	2,086,161	68,613,835
Public Service Enterprise Group, Inc.	987,796	41,645,479

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Red Electrica de Espana	174,007	$14,415,437
TerraForm Power, Inc.	258,034	3,669,243
Tractebel Energia S.A.	504,800	4,298,663
Xcel Energy, Inc.	303,094	10,732,559

		$759,728,371

Utilities – Water – 0.1%
United Utilities Group PLC	120,403	$1,684,791

Total Common Stocks		$1,423,081,702

CONVERTIBLE PREFERRED STOCKS – 7.3%
Energy – Independent – 0.4%
Anadarko Petroleum Corp., 7.5%	165,788	$6,205,445

Telecommunications – Wireless – 0.7%
American Tower Corp., 5.5%	117,773	$11,333,296

Telephone Services – 0.6%
Frontier Communications Corp., 11.125%	97,710	$9,101,687

Utilities – Electric Power – 5.6%
Dominion Resources, Inc., “A”, 6.125%	208,842	$11,551,051
Dominion Resources, Inc., “B”, 6%	242,457	13,572,743
Dominion Resources, Inc., 6.375%	239,737	11,893,353
Dynegy, Inc., 5.375%	177,329	13,852,941
Exelon Corp., 6.5%	635,274	27,729,710
NextEra Energy, Inc., 5.799%	86,458	4,600,430
Nextera Energy, Inc., 6.371% (a)	130,020	6,689,529

		$89,889,757

Total Convertible Preferred Stocks		$116,530,185

Issuer	Shares/Par	Value ($)

PREFERRED STOCKS – 1.0%
Telephone Services – 0.6%
Telecom Italia S.p.A.	9,323,930	$9,553,815

Utilities – Electric Power – 0.4%
Companhia Paranaense de Energia	811,300	$6,679,488

Total Preferred Stocks		$16,233,303

BONDS – 0.1%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23 (i)(z)	$63,964	$6,716

Cable TV – 0.1%
Neptune Finco Corp., 10.125%, 1/15/23 (n)	$965,000	$975,856

Total Bonds		$982,572

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	32,544,144	$32,544,144

COLLATERAL FOR SECURITIES LOANED – 2.1%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	33,285,887	$33,285,887

Total Investments		$1,622,657,793

OTHER ASSETS, LESS LIABILITIES – (1.7)%		(27,206,591)

Net Assets – 100.0%		$1,595,451,202

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $975,856, representing 0.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.62%, 1/05/23	1/18/02	$4,396	$6,716
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

2

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 9/30/15

Forward Foreign Currency Exchange Contracts at 9/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	694,366	10/09/15	$766,294	$775,961	$9,667
BUY	EUR	Citibank N.A.	248,352	10/09/15	276,359	277,536	1,177
BUY	EUR	Credit Suisse Group	88,617	10/09/15	97,373	99,031	1,658
BUY	EUR	Deutsche Bank AG	2,001,490	10/09/15	2,203,515	2,236,685	33,170
BUY	EUR	Goldman Sachs International	2,444,255	10/09/15	2,675,267	2,731,478	56,211
BUY	EUR	JPMorgan Chase Bank N.A.	896,642	10/09/15	999,124	1,002,006	2,882
BUY	EUR	Morgan Stanley Capital Services, Inc.	2,750,000	10/09/15	3,068,929	3,073,151	4,222
BUY	EUR	UBS AG	1,474,032	10/09/15	1,613,031	1,647,244	34,213
SELL	EUR	Deutsche Bank AG	53,497,884	12/17/15	60,685,004	59,855,931	829,073
SELL	EUR	Merrill Lynch International	389,432	10/09/15	440,341	435,195	5,146
SELL	GBP	Barclays Bank PLC	6,568,561	10/09/15	10,210,486	9,936,193	274,293
SELL	GBP	Merrill Lynch International	6,459,017	10/09/15	10,052,064	9,770,486	281,578
SELL	GBP	Morgan Stanley Capital Services, Inc.	595,322	10/09/15	910,018	900,538	9,480
SELL	GBP	UBS AG	348,909	10/09/15	535,444	527,792	7,652

							$1,550,422

Liability Derivatives
BUY	EUR	Credit Suisse Group	2,014,850	10/09/15	$2,300,058	$2,251,614	$(48,444)
BUY	EUR	Deutsche Bank AG	6,660,741	10/09/15	7,721,824	7,443,442	(278,382)
BUY	EUR	Goldman Sachs International	609,048	10/09/15	684,872	680,617	(4,255)
BUY	EUR	HSBC Bank USA	115,310	10/09/15	129,810	128,860	(950)
BUY	EUR	JPMorgan Chase Bank N.A.	7,844,852	10/09/15	8,900,368	8,766,697	(133,671)
BUY	EUR	Morgan Stanley Capital Services, Inc.	278,621	10/09/15	312,250	311,362	(888)
SELL	EUR	Citibank N.A.	10,260,867	10/09/15	11,238,697	11,466,617	(227,920)
SELL	EUR	Credit Suisse Group	4,662,537	10/09/15	5,169,798	5,210,430	(40,632)
SELL	EUR	Deutsche Bank AG	33,852,841	10/09/15	37,521,135	37,830,875	(309,740)
SELL	EUR	Goldman Sachs International	8,683,159	10/09/15	9,630,205	9,703,513	(73,308)
SELL	EUR	JPMorgan Chase Bank N.A.	32,838,144	10/09/15	36,392,447	36,696,941	(304,494)
SELL	EUR	Merrill Lynch International	2,887,350	10/09/15	3,163,406	3,226,641	(63,235)
SELL	EUR	Morgan Stanley Capital Services, Inc.	779,177	10/09/15	857,388	870,737	(13,349)
BUY	GBP	Deutsche Bank AG	600,000	10/09/15	947,465	907,614	(39,851)
BUY	GBP	Royal Bank of Scotland PLC	425,000	10/09/15	661,785	642,893	(18,892)

							$(1,558,011)

At September 30, 2015, the fund had cash collateral of $790,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,144,338,622	$—	$—	$1,144,338,622
Portugal	70,479,294	—	—	70,479,294
Italy	56,829,268	—	—	56,829,268
Canada	43,150,633	—	—	43,150,633
United Kingdom	41,838,437	—	—	41,838,437
Spain	30,497,547	—	—	30,497,547
Brazil	27,678,632	—	—	27,678,632
China	—	22,059,422	—	22,059,422
Sweden	19,714,986	—	—	19,714,986
Other Countries	84,788,296	14,470,053	—	99,258,349
Commercial Mortgage-Backed Securities	—	6,716	—	6,716
Foreign Bonds	—	975,856	—	975,856
Mutual Funds	65,830,031	—	—	65,830,031
Total Investments	$1,585,145,746	$37,512,047	$—	$1,622,657,793

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,589)	$—	$(7,589)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,768,151 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $240,162,242 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,703,943,789
Gross unrealized appreciation	173,899,210
Gross unrealized depreciation	(255,185,206)
Net unrealized appreciation (depreciation)	$(81,285,996)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,762,069	293,511,927	(349,729,852)	32,544,144

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$29,190	$32,544,144

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United States	74.2%
Portugal	4.4%
Italy	3.6%
Canada	2.7%
United Kingdom	2.6%
Spain	1.9%
Brazil	1.7%
China	1.4%
Sweden	1.2%
Other Countries	6.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2015

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 6.8%
Honeywell International, Inc.	411,836	$38,996,748
Lockheed Martin Corp.	201,819	41,839,097
Northrop Grumman Corp.	119,445	19,821,898
United Technologies Corp.	434,485	38,664,820

		$139,322,563

Alcoholic Beverages – 1.3%
Diageo PLC	1,014,030	$27,158,998

Automotive – 1.7%
Delphi Automotive PLC	219,455	$16,687,358
Johnson Controls, Inc.	433,813	17,942,506

		$34,629,864

Broadcasting – 3.0%
Omnicom Group, Inc.	359,223	$23,672,796
Time Warner, Inc.	252,549	17,362,744
Viacom, Inc., “B”	198,168	8,550,949
Walt Disney Co.	123,266	12,597,785

		$62,184,274

Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	60,087	$17,874,080
Franklin Resources, Inc.	538,368	20,059,592
NASDAQ, Inc.	340,477	18,157,638

		$56,091,310

Business Services – 4.5%
Accenture PLC, “A”	589,802	$57,953,945
Equifax, Inc.	42,166	4,097,692
Fidelity National Information Services, Inc.	214,153	14,365,383
Fiserv, Inc. (a)	186,125	16,120,286

		$92,537,306

Cable TV – 1.2%
Comcast Corp., “Special A”	442,675	$25,338,717

Chemicals – 4.4%
3M Co.	273,014	$38,705,195
E.I. du Pont de Nemours & Co.	103,806	5,003,449
Monsanto Co.	86,822	7,409,389
PPG Industries, Inc.	439,139	38,508,099

		$89,626,132

Computer Software – 0.9%
Oracle Corp.	496,794	$17,944,199

Computer Software – Systems – 1.3%
International Business Machines Corp.	184,923	$26,808,287

Construction – 0.5%
Stanley Black & Decker, Inc.	105,216	$10,203,848

Consumer Products – 0.7%
Newell Rubbermaid, Inc.	114,738	$4,556,246
Procter & Gamble Co.	132,312	9,518,525

		$14,074,771

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.5%
Crown Holdings, Inc. (a)	214,528	$9,814,656

Electrical Equipment – 3.0%
Danaher Corp.	333,342	$28,404,072
Pentair PLC	171,504	8,753,564
Tyco International PLC	703,555	23,540,950

		$60,698,586

Electronics – 1.6%
Analog Devices, Inc.	80,180	$4,522,954
NVIDIA Corp.	107,469	2,649,111
Texas Instruments, Inc.	509,680	25,239,354

		$32,411,419

Energy – Independent – 1.3%
EOG Resources, Inc.	112,292	$8,174,858
Occidental Petroleum Corp.	291,670	19,293,971

		$27,468,829

Energy – Integrated – 2.8%
Chevron Corp.	287,461	$22,674,924
Exxon Mobil Corp.	451,393	33,561,070

		$56,235,994

Food & Beverages – 4.4%
Archer Daniels Midland Co.	141,940	$5,883,413
Danone S.A.	238,714	15,049,410
General Mills, Inc.	559,208	31,388,345
Kellogg Co.	18,608	1,238,362
Nestle S.A.	468,064	35,179,241

		$88,738,771

Food & Drug Stores – 1.8%
CVS Health Corp.	381,499	$36,807,024

General Merchandise – 1.3%
Kohl’s Corp.	57,757	$2,674,727
Target Corp.	305,380	24,021,191

		$26,695,918

Insurance – 7.9%
ACE Ltd.	215,995	$22,333,883
Aon PLC	272,242	24,123,364
Chubb Corp.	163,491	20,052,171
MetLife, Inc.	752,811	35,495,039
Prudential Financial, Inc.	244,450	18,629,535
Travelers Cos., Inc.	401,156	39,927,057

		$160,561,049

Leisure & Toys – 0.3%
Hasbro, Inc.	83,679	$6,036,603

Machinery & Tools – 2.1%
Caterpillar, Inc.	62,858	$4,108,399
Deere & Co.	72,405	5,357,970
Eaton Corp. PLC	312,167	16,014,167

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Illinois Tool Works, Inc.	160,807	$13,236,024
Parker Hannifin Corp.	50,637	4,926,980

		$43,643,540

Major Banks – 12.8%
Bank of New York Mellon Corp.	665,236	$26,043,989
Goldman Sachs Group, Inc.	219,676	38,170,902
JPMorgan Chase & Co.	1,535,811	93,638,397
PNC Financial Services Group, Inc.	195,818	17,466,966
State Street Corp.	266,282	17,896,813
Wells Fargo & Co.	1,316,320	67,593,032

		$260,810,099

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	271,975	$22,019,096

Medical Equipment – 4.7%
Abbott Laboratories	542,035	$21,800,648
Medtronic PLC	562,961	37,684,609
St. Jude Medical, Inc.	226,830	14,310,705
Thermo Fisher Scientific, Inc.	185,380	22,668,266

		$96,464,228

Oil Services – 1.3%
Baker Hughes, Inc.	32,791	$1,706,444
National Oilwell Varco, Inc.	272,827	10,271,937
Schlumberger Ltd.	221,499	15,276,786

		$27,255,167

Other Banks & Diversified Financials – 3.5%
American Express Co.	303,482	$22,497,121
Citigroup, Inc.	186,531	9,253,803
U.S. Bancorp	952,780	39,073,508

		$70,824,432

Pharmaceuticals – 8.0%
Johnson & Johnson	736,392	$68,742,193
Merck & Co., Inc.	578,537	28,573,942
Novartis AG	78,624	7,212,175
Pfizer, Inc.	1,703,930	53,520,441
Roche Holding AG	22,351	5,893,912

		$163,942,663

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	42,366	$3,664,659
Time, Inc.	23,758	452,590

		$4,117,249

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.0%
Canadian National Railway Co. (l)	190,497	$10,812,610
Union Pacific Corp.	101,144	8,942,141

		$19,754,751

Restaurants – 0.5%
McDonald’s Corp.	110,070	$10,845,197

Specialty Stores – 0.6%
Advance Auto Parts, Inc.	44,356	$8,406,793
Bed Bath & Beyond, Inc. (a)	77,414	4,414,146

		$12,820,939

Telecommunications – Wireless – 0.4%
Vodafone Group PLC	2,758,902	$8,699,718

Telephone Services – 1.9%
AT&T, Inc.	125,797	$4,098,466
Verizon Communications, Inc.	776,536	33,787,081

		$37,885,547

Tobacco – 4.3%
Altria Group, Inc.	242,028	$13,166,323
Imperial Tobacco Group PLC	76,526	3,951,048
Philip Morris International, Inc.	835,411	66,273,155
Reynolds American, Inc.	92,124	4,078,329

		$87,468,855

Trucking – 1.5%
United Parcel Service, Inc., “B”	299,165	$29,524,594

Utilities – Electric Power – 0.8%
Duke Energy Corp.	225,242	$16,203,909

Total Common Stocks		$2,013,669,102

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	25,134,512	$25,134,512

COLLATERAL FOR SECURITIES LOANED – 0.4%
Navigator Securities Lending Prime Portfolio, 0.21%, at Net Asset Value (j)	7,857,003	$7,857,003

Total Investments		$2,046,660,617

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(5,191,743)

Net Assets – 100.0%		$2,041,468,874

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,013,669,102	$—	$—	$2,013,669,102
Mutual Funds	32,991,515	—	—	32,991,515
Total Investments	$2,046,660,617	$—	$—	$2,046,660,617

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $103,144,502 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,435,881,653
Gross unrealized appreciation	639,082,534
Gross unrealized depreciation	(28,303,570)
Net unrealized appreciation (depreciation)	$610,778,964

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,800	354,609,741	(329,477,029)	25,134,512

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,962	$25,134,512

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 13, 2015

*	Print name and title of each signing officer under his or her signature.